UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2021

Item 1.

Reports to Stockholders

Fidelity® Real Estate Index Fund

Semi-Annual Report

January 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
American Tower Corp.	8.2
Prologis (REIT), Inc.	6.1
Crown Castle International Corp.	5.3
Equinix, Inc.	4.5
Digital Realty Trust, Inc.	3.2
Public Storage	3.0
Simon Property Group, Inc.	2.5
SBA Communications Corp. Class A	2.5
Welltower, Inc.	2.1
Weyerhaeuser Co.	1.9
39.3

Top Five REIT Sectors as of January 31, 2021

% of fund's net assets
REITs - Diversified	24.7
REITs - Management/Investment	12.3
REITs - Apartments	10.9
REITs - Warehouse/Industrial	9.1
REITs - Health Care	8.0

Asset Allocation (% of fund's net assets)

As of January 31, 2021
Stocks and Equity Futures	100.0%

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 94.9%
REITs - Apartments - 10.9%
American Campus Communities, Inc.	269,626	$11,097,806
American Homes 4 Rent Class A	533,854	16,138,406
Apartment Investment & Management Co. Class A	319,617	1,467,042
AvalonBay Communities, Inc.	263,484	43,124,426
Camden Property Trust (SBI)	184,491	18,845,756
Centerspace	27,125	1,897,123
Equity Residential (SBI)	694,353	42,799,919
Essex Property Trust, Inc.	122,711	29,402,783
Independence Realty Trust, Inc.	217,957	2,894,469
Invitation Homes, Inc.	1,048,310	30,904,179
Mid-America Apartment Communities, Inc.	216,536	28,745,116
UDR, Inc.	556,161	21,384,390
		248,701,415
REITs - Diversified - 24.7%
Alexander & Baldwin, Inc.	150,856	2,280,943
American Finance Trust, Inc.	220,088	1,602,241
Apartment Income (REIT) Corp.	292,848	11,353,717
Apple Hospitality (REIT), Inc.	432,781	5,401,107
Armada Hoffler Properties, Inc.	127,587	1,371,560
CatchMark Timber Trust, Inc.	139,523	1,272,450
Colony Capital, Inc.	1,035,141	5,134,299
CorePoint Lodging, Inc.	130,163	886,410
Cousins Properties, Inc.	287,163	9,057,121
Crown Castle International Corp.	758,128	120,739,465
Digital Realty Trust, Inc.	499,535	71,908,063
Duke Realty Corp.	706,801	27,961,048
EPR Properties	150,845	5,979,496
Equinix, Inc.	137,833	101,990,907
Gaming & Leisure Properties	407,688	16,768,207
Gladstone Commercial Corp.	82,998	1,469,895
Global Net Lease, Inc.	172,465	2,778,411
Lamar Advertising Co. Class A	167,117	13,499,711
NexPoint Residential Trust, Inc.	47,731	1,883,943
One Liberty Properties, Inc.	40,044	802,482
Outfront Media, Inc.	294,419	5,367,258
Potlatch Corp.	140,221	6,696,955
Preferred Apartment Communities, Inc. Class A	112,407	808,206
PS Business Parks, Inc.	38,597	5,253,824
Safehold, Inc.	32,528	2,393,410
SBA Communications Corp. Class A	211,351	56,783,673
Store Capital Corp.	455,935	14,143,104
The GEO Group, Inc.	240,898	2,153,628
Uniti Group, Inc.	393,344	4,842,065
VICI Properties, Inc.	899,302	22,734,355
Vornado Realty Trust	308,846	12,279,717
Washington REIT (SBI)	140,814	3,089,459
WP Carey, Inc.	325,909	21,640,358
		562,327,488
REITs - Health Care - 8.0%
CareTrust (REIT), Inc.	204,574	4,594,732
Community Healthcare Trust, Inc.	54,244	2,425,792
Diversified Healthcare Trust (SBI)	511,182	2,054,952
Global Medical REIT, Inc.	129,985	1,630,012
Healthcare Realty Trust, Inc.	261,154	7,837,232
Healthcare Trust of America, Inc.	419,139	11,840,677
Healthpeak Properties, Inc.	967,902	28,698,294
LTC Properties, Inc.	80,284	3,102,174
Medical Properties Trust, Inc.	1,095,883	23,134,090
New Senior Investment Group, Inc.	251,152	1,331,106
Physicians Realty Trust	403,020	7,105,243
Sabra Health Care REIT, Inc.	409,582	6,876,882
Universal Health Realty Income Trust (SBI)	25,163	1,501,728
Ventas, Inc.	704,812	32,470,689
Welltower, Inc.	778,053	47,150,012
		181,753,615
REITs - Health Care Facilities - 1.0%
National Health Investors, Inc.	89,958	5,832,877
Omega Healthcare Investors, Inc.	435,283	15,765,950
		21,598,827
REITs - Hotels - 3.1%
Chatham Lodging Trust	121,714	1,303,557
DiamondRock Hospitality Co.	418,552	3,432,126
Hersha Hospitality Trust	115,303	880,915
Host Hotels & Resorts, Inc.	1,342,542	18,191,444
MGM Growth Properties LLC	264,492	8,238,926
Park Hotels & Resorts, Inc.	472,152	7,875,495
Pebblebrook Hotel Trust	265,252	4,875,332
RLJ Lodging Trust	347,013	4,479,938
Ryman Hospitality Properties, Inc.	105,024	6,810,806
Service Properties Trust	337,829	3,584,366
Summit Hotel Properties, Inc.	241,058	1,952,570
Sunstone Hotel Investors, Inc.	441,239	4,721,257
Xenia Hotels & Resorts, Inc.	240,211	3,475,853
		69,822,585
REITs - Industrial Buildings - 0.4%
Stag Industrial, Inc.	303,228	9,036,194
REITs - Management/Investment - 12.3%
American Assets Trust, Inc.	101,478	2,803,837
American Tower Corp.	815,147	185,331,816
CoreSite Realty Corp.	75,020	10,085,689
Empire State Realty Trust, Inc.	319,533	3,150,595
iStar Financial, Inc. (a)	183,308	2,782,615
Lexington Corporate Properties Trust	507,587	5,202,767
National Retail Properties, Inc.	330,686	12,896,754
Rayonier, Inc.	248,117	7,629,598
Retail Properties America, Inc.	440,731	4,059,133
UMH Properties, Inc.	88,582	1,302,155
Weyerhaeuser Co.	1,414,558	44,120,064
Whitestone REIT Class B	108,899	849,412
		280,214,435
REITs - Manufactured Homes - 2.0%
Equity Lifestyle Properties, Inc.	327,047	19,897,539
Sun Communities, Inc.	179,122	25,637,732
		45,535,271
REITs - Office Buildings - 0.8%
CyrusOne, Inc.	223,591	16,310,963
Office Properties Income Trust	83,856	1,940,428
		18,251,391
REITs - Office Property - 7.2%
Alexandria Real Estate Equities, Inc.	237,490	39,686,954
Boston Properties, Inc.	278,651	25,432,477
Brandywine Realty Trust (SBI)	363,456	3,998,016
City Office REIT, Inc.	120,564	1,135,713
Columbia Property Trust, Inc.	213,016	2,897,018
Corporate Office Properties Trust (SBI)	229,236	6,022,030
Douglas Emmett, Inc.	319,551	8,854,758
Easterly Government Properties, Inc.	156,567	3,436,646
Equity Commonwealth	211,139	6,019,573
Franklin Street Properties Corp.	190,740	783,941
Highwoods Properties, Inc. (SBI)	205,746	7,713,418
Hudson Pacific Properties, Inc.	301,334	7,063,269
JBG SMITH Properties	222,617	6,647,344
Kilroy Realty Corp.	196,758	11,142,406
Mack-Cali Realty Corp.	165,385	2,105,351
Paramount Group, Inc.	349,068	3,103,215
Piedmont Office Realty Trust, Inc. Class A	230,924	3,551,611
SL Green Realty Corp.	146,730	9,901,340
VEREIT, Inc.	420,282	14,806,535
		164,301,615
REITs - Regional Malls - 2.8%
Simon Property Group, Inc.	613,342	56,997,872
Tanger Factory Outlet Centers, Inc. (a)	219,629	3,388,875
The Macerich Co. (a)	239,433	3,759,098
		64,145,845
REITs - Shopping Centers - 5.2%
Acadia Realty Trust (SBI)	165,690	2,402,505
Alexanders, Inc.	4,462	1,192,246
Brixmor Property Group, Inc.	582,423	9,860,421
Federal Realty Investment Trust (SBI)	137,878	12,072,598
Kimco Realty Corp.	830,296	13,708,187
Kite Realty Group Trust	182,488	2,908,859
Realty Income Corp.	634,451	37,470,676
Regency Centers Corp.	319,675	15,082,267
Retail Opportunity Investments Corp.	261,822	3,689,072
Retail Value, Inc.	55,406	864,888
RPT Realty	182,430	1,687,478
Saul Centers, Inc.	28,392	849,773
Seritage Growth Properties (a)(b)	96,283	1,714,800
SITE Centers Corp.	331,663	3,678,143
Urban Edge Properties	253,465	3,495,282
Urstadt Biddle Properties, Inc. Class A	74,490	1,030,197
Washington Prime Group, Inc.	78,252	1,103,353
Weingarten Realty Investors (SBI)	238,634	5,371,651
		118,182,396
REITs - Single Tenant - 1.1%
Agree Realty Corp.	97,053	6,133,750
Essential Properties Realty Trust, Inc.	199,188	4,147,094
Four Corners Property Trust, Inc.	151,375	3,990,245
Getty Realty Corp.	76,118	2,022,455
Spirit Realty Capital, Inc.	199,271	7,683,890
		23,977,434
REITs - Storage - 6.3%
CubeSmart	383,144	13,348,737
Extra Space Storage, Inc.	246,756	28,078,365
Iron Mountain, Inc. (a)	557,678	18,777,018
Life Storage, Inc.	140,980	11,501,148
National Storage Affiliates Trust	125,421	4,582,883
Public Storage	295,031	67,154,956
		143,443,107
REITs - Warehouse/Industrial - 9.1%
Americold Realty Trust	393,775	13,746,685
EastGroup Properties, Inc.	77,201	10,432,943
First Industrial Realty Trust, Inc.	247,505	10,058,603
Industrial Logistics Properties Trust	145,186	3,079,395
Monmouth Real Estate Investment Corp. Class A	208,099	3,606,356
Prologis (REIT), Inc.	1,346,614	138,970,565
QTS Realty Trust, Inc. Class A	116,080	7,556,808
Rexford Industrial Realty, Inc.	230,244	11,268,141
Terreno Realty Corp.	137,274	7,766,963
		206,486,459

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		2,157,778,077

Real Estate Management & Development - 4.6%
Diversified Real Estate Activities - 0.3%
Five Point Holdings LLC Class A (b)	131,230	826,749
Tejon Ranch Co. (b)	49,512	788,726
The RMR Group, Inc.	34,482	1,271,696
The St. Joe Co.	84,155	3,744,898
		6,632,069
Real Estate Development - 0.3%
Forestar Group, Inc. (b)	54,877	1,179,307
Howard Hughes Corp. (b)	79,525	6,852,669
		8,031,976
Real Estate Operating Companies - 0.2%
Kennedy-Wilson Holdings, Inc.	238,456	4,099,059
Real Estate Services - 3.8%
Altisource Portfolio Solutions SA (b)	27,072	274,239
CBRE Group, Inc. (b)	632,873	38,592,596
Cushman & Wakefield PLC (b)	231,135	3,312,165
eXp World Holdings, Inc. (b)	66,181	7,054,233
Jones Lang LaSalle, Inc. (b)	99,209	14,505,348
Marcus & Millichap, Inc. (b)	45,501	1,625,751
Newmark Group, Inc.	332,859	2,250,127
RE/MAX Holdings, Inc.	43,502	1,575,642
Realogy Holdings Corp. (b)	256,310	3,639,602
Redfin Corp. (b)	184,332	13,126,282
		85,955,985

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		104,719,089

TOTAL COMMON STOCKS
(Cost $2,151,827,669)		2,262,497,166

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.09% (c)	7,848,433	7,850,003
Fidelity Securities Lending Cash Central Fund 0.09% (c)(d)	23,992,297	23,994,696
TOTAL MONEY MARKET FUNDS
(Cost $31,844,699)		31,844,699
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $2,183,672,368)		2,294,341,865
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(19,539,661)
NET ASSETS - 100%		$2,274,802,204

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	46	March 2021	$10,744,220	$43,111	$43,111

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,962
Fidelity Securities Lending Cash Central Fund	137,765
Total	$140,727

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,262,497,166	$2,262,497,166	$--	$--
Money Market Funds	31,844,699	31,844,699	--	--
Total Investments in Securities:	$2,294,341,865	$2,294,341,865	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$43,111	$43,111	$--	$--
Total Assets	$43,111	$43,111	$--	$--
Total Derivative Instruments:	$43,111	$43,111	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$43,111	$0
Total Equity Risk	43,111	0
Total Value of Derivatives	$43,111	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,131,897) — See accompanying schedule: Unaffiliated issuers (cost $2,151,827,669)	$2,262,497,166
Fidelity Central Funds (cost $31,844,699)	31,844,699
Total Investment in Securities (cost $2,183,672,368)		$2,294,341,865
Segregated cash with brokers for derivative instruments		553,500
Receivable for fund shares sold		4,041,437
Dividends receivable		2,149,830
Distributions receivable from Fidelity Central Funds		32,215
Total assets		2,301,118,847
Liabilities
Payable for fund shares redeemed	$2,003,269
Accrued management fee	131,348
Payable for daily variation margin on futures contracts	197,365
Collateral on securities loaned	23,984,661
Total liabilities		26,316,643
Net Assets		$2,274,802,204
Net Assets consist of:
Paid in capital		$2,398,498,114
Total accumulated earnings (loss)		(123,695,910)
Net Assets		$2,274,802,204
Net Asset Value, offering price and redemption price per share ($2,274,802,204 ÷ 156,552,168 shares)		$14.53

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$29,690,957
Interest		344
Income from Fidelity Central Funds (including $137,765 from security lending)		140,727
Total income		29,832,028
Expenses
Management fee	$759,568
Independent trustees' fees and expenses	3,312
Interest	1,115
Miscellaneous	2,182
Total expenses		766,177
Net investment income (loss)		29,065,851
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(73,114,165)
Fidelity Central Funds	(399)
Futures contracts	3,596,815
Total net realized gain (loss)		(69,517,749)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	252,392,930
Futures contracts	(117,476)
Total change in net unrealized appreciation (depreciation)		252,275,454
Net gain (loss)		182,757,705
Net increase (decrease) in net assets resulting from operations		$211,823,556

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,065,851	$74,539,716
Net realized gain (loss)	(69,517,749)	(138,944,093)
Change in net unrealized appreciation (depreciation)	252,275,454	(345,669,088)
Net increase (decrease) in net assets resulting from operations	211,823,556	(410,073,465)
Distributions to shareholders	(62,693,277)	(83,652,157)
Share transactions
Proceeds from sales of shares	401,790,576	995,506,925
Reinvestment of distributions	56,174,938	74,858,894
Cost of shares redeemed	(414,882,387)	(750,546,568)
Net increase (decrease) in net assets resulting from share transactions	43,083,127	319,819,251
Total increase (decrease) in net assets	192,213,406	(173,906,371)
Net Assets
Beginning of period	2,082,588,798	2,256,495,169
End of period	$2,274,802,204	$2,082,588,798
Other Information
Shares
Sold	28,831,979	66,698,457
Issued in reinvestment of distributions	3,992,452	4,516,826
Redeemed	(29,609,579)	(52,070,823)
Net increase (decrease)	3,214,852	19,144,460

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Real Estate Index Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.58	$16.82	$15.76	$15.70	$17.28	$14.69
Income from Investment Operations
Net investment income (loss)A	.19	.51	.53	.46	.39	.41
Net realized and unrealized gain (loss)	1.16	(3.15)	1.13	.13	(1.37)	2.56
Total from investment operations	1.35	(2.64)	1.66	.59	(.98)	2.97
Distributions from net investment income	(.40)	(.47)	(.50)	(.44)	(.39)	(.38)
Distributions from net realized gain	–	(.13)	(.10)	(.09)	(.21)	–
Total distributions	(.40)	(.60)	(.60)	(.53)	(.60)	(.38)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$14.53	$13.58	$16.82	$15.76	$15.70	$17.28
Total ReturnC,D	10.09%	(16.34)%	10.84%	3.90%	(5.61)%	20.71%
Ratios to Average Net AssetsE,F
Expenses before reductions	.07%G	.07%	.07%	.07%	.07%	.14%
Expenses net of fee waivers, if any	.07%G	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%G	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	2.68%G	3.32%	3.33%	3.12%	2.49%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$2,274,802	$2,082,589	$2,256,495	$380,099	$45,866	$19,098
Portfolio turnover rateH	86%G	26%	10%	6%	8%	5%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021

1. Organization.

Fidelity Real Estate Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$280,535,353
Gross unrealized depreciation	(180,193,697)
Net unrealized appreciation (depreciation)	$100,341,656
Tax cost	$2,194,000,209

The Fund elected to defer to its next fiscal year $120,372,763 of capital losses recognized during the period November 1, 2019 to July 31, 2020.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate Index Fund	946,520,905	913,866,759

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Real Estate Index Fund	Borrower	$15,076,875.33%		$1,115

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Real Estate Index Fund	$2,182

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Real Estate Index Fund	$19,842	$1,171	$–

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity Real Estate Index Fund	.07%
Actual		$1,000.00	$1,100.90	$.37
Hypothetical-C		$1,000.00	$1,024.85	$.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Real Estate Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's and Geode's investments in business continuity planning, and their success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods. Due to the characteristics of the fund, no peer group performance information was considered by the Board. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by Fidelity for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians), as well as "class-level" expenses paid by Fidelity under expense limitation arrangements then in effect for the fund, from the fund's management fee. Given the fund's competitive management fee rate, Fidelity no longer calculates a hypothetical net management fee for the fund and, as a result, the chart does not include hypothetical net management fees for periods after 2015.

Fidelity Real Estate Index Fund

The Board considered that effective July 1, 2016, the fund's management fee rate was reduced from 0.14% to 0.07%. The Board considered that the chart below reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

At its September 2020 meeting, the Board also approved an amendment to the fund's sub-advisory agreement with Geode (effective October 1, 2020) that lowered the sub-advisory fee rate that FMR pays to Geode.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2019.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

URX-I-SANN-0321
1.929346.109

Fidelity® SAI Small-Mid Cap 500 Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

January 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2021

% of fund's net assets
Etsy, Inc.	0.7
Enphase Energy, Inc.	0.6
Zillow Group, Inc. Class C	0.6
MongoDB, Inc. Class A	0.6
Teradyne, Inc.	0.6
3.1

Top Five Market Sectors as of January 31, 2021

% of fund's net assets
Information Technology	21.4
Industrials	14.8
Financials	12.8
Consumer Discretionary	12.6
Health Care	12.1

Asset Allocation (% of fund's net assets)

As of January 31, 2021 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 6.7%

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 3.3%
Entertainment - 0.6%
Lions Gate Entertainment Corp.:
Class A (a)(b)	48,247	$674,976
Class B (a)	93,940	1,161,098
Madison Square Garden Entertainment Corp. (a)	15,120	1,341,900
Madison Square Garden Sports Corp. (a)	15,237	2,466,718
World Wrestling Entertainment, Inc. Class A (b)	37,300	2,101,109
Zynga, Inc. (a)	720,927	7,144,387
		14,890,188
Interactive Media & Services - 0.9%
TripAdvisor, Inc. (a)(b)	81,673	2,529,413
Zillow Group, Inc.:
Class A (a)	47,617	6,605,430
Class C (a)	117,685	15,353,185
		24,488,028
Media - 1.7%
Cable One, Inc.	4,342	8,684,000
Interpublic Group of Companies, Inc.	315,742	7,599,910
John Wiley & Sons, Inc. Class A	35,056	1,598,904
Liberty Media Corp.:
Liberty Formula One Group Series C (a)(b)	161,054	6,479,202
Liberty Media Class A (a)(b)	20,317	736,491
News Corp.:
Class A	315,281	6,116,451
Class B	98,537	1,860,379
Nexstar Broadcasting Group, Inc. Class A	34,591	3,931,959
The New York Times Co. Class A	132,296	6,560,559
		43,567,855
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	81,736	1,532,550
U.S. Cellular Corp. (a)	11,808	368,173
		1,900,723

TOTAL COMMUNICATION SERVICES		84,846,794

CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.9%
BorgWarner, Inc.	198,242	8,324,182
Gentex Corp.	199,326	6,587,724
Lear Corp.	48,687	7,340,052
		22,251,958
Automobiles - 0.4%
Harley-Davidson, Inc. (b)	124,277	4,982,265
Thor Industries, Inc. (b)	43,166	5,223,518
		10,205,783
Distributors - 0.4%
Pool Corp.	31,507	11,159,149
Diversified Consumer Services - 1.6%
Bright Horizons Family Solutions, Inc. (a)	48,656	7,394,252
Chegg, Inc. (a)	98,388	9,372,441
Frontdoor, Inc. (a)	69,558	3,828,472
Graham Holdings Co.	3,172	1,802,045
Grand Canyon Education, Inc. (a)(b)	37,898	3,219,056
H&R Block, Inc.	156,776	2,701,250
Service Corp. International	137,030	6,910,423
Terminix Global Holdings, Inc. (a)	107,479	5,124,599
		40,352,538
Hotels, Restaurants & Leisure - 1.8%
ARAMARK Holdings Corp.	185,481	6,360,143
Choice Hotels International, Inc. (b)	28,261	2,844,187
Extended Stay America, Inc. unit	143,779	2,110,676
Hyatt Hotels Corp. Class A	28,400	1,864,744
Norwegian Cruise Line Holdings Ltd. (a)(b)	256,089	5,800,416
Planet Fitness, Inc. (a)	66,668	4,800,096
Six Flags Entertainment Corp.	62,025	2,121,255
Vail Resorts, Inc.	32,462	8,633,594
Wendy's Co.	145,702	2,972,321
Wyndham Destinations, Inc.	68,249	3,019,336
Wyndham Hotels & Resorts, Inc.	74,505	4,333,956
		44,860,724
Household Durables - 1.9%
Leggett & Platt, Inc.	107,268	4,397,988
Mohawk Industries, Inc. (a)	47,201	6,778,064
Newell Brands, Inc.	312,077	7,496,090
NVR, Inc. (a)	2,751	12,232,266
PulteGroup, Inc.	217,353	9,454,856
Tempur Sealy International, Inc. (a)	153,585	4,054,644
Toll Brothers, Inc.	94,074	4,807,181
		49,221,089
Internet & Direct Marketing Retail - 1.1%
Etsy, Inc. (a)	95,926	19,097,896
GrubHub, Inc. (a)	74,719	5,624,099
Qurate Retail, Inc. Series A	309,363	3,897,974
		28,619,969
Leisure Products - 0.6%
Brunswick Corp.	64,090	5,541,221
Mattel, Inc. (a)	279,296	5,060,844
Polaris, Inc.	47,206	5,507,524
		16,109,589
Multiline Retail - 0.5%
Kohl's Corp.	127,878	5,634,305
Nordstrom, Inc. (b)	88,681	3,143,741
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	44,486	4,214,159
		12,992,205
Specialty Retail - 1.9%
AutoNation, Inc. (a)	46,584	3,320,508
Dick's Sporting Goods, Inc. (b)	50,099	3,357,134
Five Below, Inc. (a)(b)	44,365	7,796,261
Floor & Decor Holdings, Inc. Class A (a)	76,252	7,020,522
Foot Locker, Inc.	84,068	3,683,860
Gap, Inc.	148,316	3,003,399
L Brands, Inc.	186,376	7,596,686
Leslie's, Inc. (b)	37,512	1,072,843
Penske Automotive Group, Inc.	25,865	1,547,762
Vroom, Inc.	21,749	801,016
Williams-Sonoma, Inc.	62,429	8,048,347
		47,248,338
Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings Ltd. (a)	115,310	4,803,815
Carter's, Inc.	34,806	3,064,320
Columbia Sportswear Co.	23,396	2,046,214
Hanesbrands, Inc.	281,735	4,307,728
PVH Corp.	57,064	4,865,277
Ralph Lauren Corp.	38,254	3,865,567
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(b)	108,675	3,747,114
Tapestry, Inc.	224,705	7,105,172
Under Armour, Inc.:
Class A (sub. vtg.) (a)	152,979	2,677,133
Class C (non-vtg.) (a)	159,976	2,394,841
		38,877,181

TOTAL CONSUMER DISCRETIONARY		321,898,523

CONSUMER STAPLES - 3.1%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	7,224	6,623,613
Food & Staples Retailing - 0.6%
Albertsons Companies, Inc. (b)	36,835	639,824
Casey's General Stores, Inc.	29,912	5,607,902
Grocery Outlet Holding Corp. (a)	59,111	2,523,449
Sprouts Farmers Market LLC (a)	95,773	2,169,258
U.S. Foods Holding Corp. (a)	178,521	5,532,366
		16,472,799
Food Products - 1.7%
Beyond Meat, Inc.(a)(b)	42,420	7,554,154
Bunge Ltd.	110,210	7,212,142
Flowers Foods, Inc.	158,351	3,635,739
Ingredion, Inc.	54,537	4,115,907
Lamb Weston Holdings, Inc.	118,584	8,858,225
Pilgrim's Pride Corp. (a)	42,397	821,654
Post Holdings, Inc. (a)	51,778	4,911,143
Seaboard Corp.	206	648,119
The Hain Celestial Group, Inc. (a)	68,782	2,860,299
TreeHouse Foods, Inc. (a)(b)	45,661	1,928,264
		42,545,646
Household Products - 0.2%
Energizer Holdings, Inc.	50,387	2,208,966
Reynolds Consumer Products, Inc.	39,810	1,194,300
Spectrum Brands Holdings, Inc.	34,458	2,603,991
		6,007,257
Personal Products - 0.3%
Coty, Inc. Class A	234,142	1,491,485
Herbalife Nutrition Ltd. (a)	73,054	3,722,832
Nu Skin Enterprises, Inc. Class A	40,986	2,371,860
		7,586,177

TOTAL CONSUMER STAPLES		79,235,492

ENERGY - 2.0%
Energy Equipment & Services - 0.2%
Helmerich & Payne, Inc.	84,887	2,061,056
NOV, Inc.	315,274	3,903,092
		5,964,148
Oil, Gas & Consumable Fuels - 1.8%
Antero Midstream GP LP	233,021	1,887,470
Apache Corp.	306,816	4,381,332
Cimarex Energy Co.	81,599	3,441,846
Continental Resources, Inc.	60,752	1,196,207
Devon Energy Corp.	478,987	7,884,126
Diamondback Energy, Inc.	128,021	7,257,510
EQT Corp.	223,362	3,643,034
Equitrans Midstream Corp.	331,554	2,204,834
HollyFrontier Corp.	121,321	3,452,796
Marathon Oil Corp.	640,283	4,635,649
Murphy Oil Corp.	118,132	1,461,293
Targa Resources Corp.	183,885	5,032,932
		46,479,029

TOTAL ENERGY		52,443,177

FINANCIALS - 12.8%
Banks - 4.2%
Associated Banc-Corp.	123,139	2,209,114
Bank of Hawaii Corp.	32,028	2,504,269
Bank OZK	99,214	3,686,792
BOK Financial Corp. (b)	25,480	1,881,953
Comerica, Inc.	113,062	6,467,146
Commerce Bancshares, Inc.	85,800	5,735,730
Cullen/Frost Bankers, Inc.	45,489	4,195,905
East West Bancorp, Inc.	114,553	6,866,307
First Citizens Bancshares, Inc.	5,119	3,050,873
First Hawaiian, Inc.	105,300	2,448,225
First Horizon National Corp. (b)	443,376	6,158,493
FNB Corp., Pennsylvania	261,978	2,583,103
PacWest Bancorp	94,812	2,862,374
Peoples United Financial, Inc.	343,655	4,694,327
Pinnacle Financial Partners, Inc.	60,020	4,113,171
Popular, Inc.	67,397	3,824,780
Prosperity Bancshares, Inc.	72,533	4,891,626
Signature Bank	42,270	6,982,581
Sterling Bancorp	157,049	2,899,125
Synovus Financial Corp.	118,810	4,419,732
TCF Financial Corp.	122,585	4,763,653
Umpqua Holdings Corp.	178,732	2,593,401
Webster Financial Corp.	72,728	3,400,034
Western Alliance Bancorp.	79,393	5,413,015
Wintrust Financial Corp.	46,383	2,791,793
Zions Bancorp NA	131,194	5,790,903
		107,228,425
Capital Markets - 2.2%
Affiliated Managers Group, Inc.	36,583	4,031,081
Ares Management Corp.	79,699	3,599,207
Carlyle Group LP	95,952	3,096,371
Eaton Vance Corp. (non-vtg.)	89,975	6,040,922
Evercore, Inc. Class A	32,084	3,500,364
FactSet Research Systems, Inc.	30,179	9,124,319
Invesco Ltd.	306,391	6,308,591
Lazard Ltd. Class A	81,943	3,376,052
LPL Financial	63,800	6,912,092
Morningstar, Inc.	17,574	4,040,087
SEI Investments Co.	91,594	4,840,743
Virtu Financial, Inc. Class A	51,447	1,428,683
		56,298,512
Consumer Finance - 1.0%
Ally Financial, Inc.	303,625	11,489,170
Credit Acceptance Corp. (a)(b)	7,985	3,080,373
LendingTree, Inc. (a)(b)	8,825	2,872,714
OneMain Holdings, Inc.	52,807	2,458,694
Santander Consumer U.S.A. Holdings, Inc.	58,461	1,291,988
SLM Corp. (b)	304,099	4,220,894
		25,413,833
Diversified Financial Services - 0.4%
Jefferies Financial Group, Inc.	175,033	4,087,021
Voya Financial, Inc.	102,109	5,662,965
		9,749,986
Insurance - 4.2%
Alleghany Corp.	11,153	6,322,078
American Financial Group, Inc.	57,904	5,451,083
American National Group, Inc.	6,003	530,545
Assurant, Inc.	47,708	6,463,003
Assured Guaranty Ltd.	63,393	2,266,300
Athene Holding Ltd. (a)(b)	92,530	3,783,552
Axis Capital Holdings Ltd. (b)	67,401	3,093,706
Brighthouse Financial, Inc. (a)	72,647	2,568,798
Brown & Brown, Inc.	191,532	8,253,114
Erie Indemnity Co. Class A	20,422	4,964,588
Everest Re Group Ltd.	32,006	6,755,826
First American Financial Corp.	88,146	4,609,154
Globe Life, Inc.	83,819	7,576,399
GoHealth, Inc. (a)(b)	33,700	448,547
Hanover Insurance Group, Inc.	30,158	3,391,870
Kemper Corp.	50,165	3,529,108
Lemonade, Inc. (a)	12,238	1,777,570
Mercury General Corp. (b)	22,182	1,175,868
Old Republic International Corp.	229,969	4,162,439
Primerica, Inc.	31,936	4,449,004
Reinsurance Group of America, Inc.	55,043	5,782,267
RenaissanceRe Holdings Ltd.	41,118	6,185,792
Unum Group	165,198	3,837,550
W.R. Berkley Corp.	113,154	7,031,390
White Mountains Insurance Group Ltd. (b)	2,451	2,500,020
		106,909,571
Mortgage Real Estate Investment Trusts - 0.5%
AGNC Investment Corp.	443,167	6,913,405
New Residential Investment Corp.	336,655	3,161,190
Starwood Property Trust, Inc.	222,045	4,165,564
		14,240,159
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp.	274,397	3,215,933
New York Community Bancorp, Inc.	365,455	3,822,659
TFS Financial Corp.	39,682	701,181
		7,739,773

TOTAL FINANCIALS		327,580,259

HEALTH CARE - 12.1%
Biotechnology - 2.6%
ACADIA Pharmaceuticals, Inc. (a)	89,911	4,320,224
Acceleron Pharma, Inc. (a)	41,759	4,824,417
Agios Pharmaceuticals, Inc. (a)(b)	49,908	2,344,179
Alkermes PLC (a)	128,234	2,691,632
bluebird bio, Inc. (a)(b)	53,727	2,393,538
Exelixis, Inc. (a)(b)	249,763	5,547,236
Global Blood Therapeutics, Inc. (a)(b)	48,229	2,417,237
Ionis Pharmaceuticals, Inc. (a)	106,155	6,376,731
Iovance Biotherapeutics, Inc. (a)(b)	111,953	4,908,020
Neurocrine Biosciences, Inc. (a)	74,753	8,204,142
Repligen Corp. (a)	42,438	8,487,600
Sage Therapeutics, Inc. (a)(b)	41,578	3,353,266
Sarepta Therapeutics, Inc. (a)(b)	61,203	5,471,548
United Therapeutics Corp. (a)	35,260	5,776,293
		67,116,063
Health Care Equipment & Supplies - 2.2%
Envista Holdings Corp. (a)	129,654	4,607,903
Globus Medical, Inc. (a)	61,305	3,781,905
Haemonetics Corp. (a)	40,473	4,625,659
Hill-Rom Holdings, Inc.	54,167	5,202,199
ICU Medical, Inc. (a)	15,803	3,231,397
Integra LifeSciences Holdings Corp. (a)	57,981	3,829,065
Novocure Ltd. (a)(b)	81,865	13,176,990
Penumbra, Inc. (a)(b)	26,781	6,992,251
Quidel Corp. (a)	30,198	7,578,792
Tandem Diabetes Care, Inc. (a)	49,177	4,556,249
		57,582,410
Health Care Providers & Services - 1.9%
Acadia Healthcare Co., Inc. (a)	71,397	3,618,400
Amedisys, Inc. (a)	26,018	7,475,232
Chemed Corp.	12,594	6,522,433
Encompass Health Corp.	79,984	6,430,714
Guardant Health, Inc. (a)	66,737	10,377,604
Molina Healthcare, Inc. (a)	47,761	10,202,227
Premier, Inc.	98,817	3,346,932
		47,973,542
Health Care Technology - 0.3%
American Well Corp. (b)	45,924	1,626,169
Change Healthcare, Inc. (a)	196,940	4,698,988
		6,325,157
Life Sciences Tools & Services - 3.4%
10X Genomics, Inc. (a)	46,665	7,986,715
Adaptive Biotechnologies Corp. (a)(b)	61,938	3,435,701
Avantor, Inc. (a)	402,429	11,867,631
Berkeley Lights, Inc. (a)(b)	10,283	740,376
Bio-Techne Corp.	30,865	10,028,347
Bruker Corp.	83,896	4,856,739
Charles River Laboratories International, Inc. (a)	39,697	10,283,508
PerkinElmer, Inc.	90,461	13,304,099
PPD, Inc.	129,865	4,176,458
PRA Health Sciences, Inc. (a)	51,312	6,323,691
QIAGEN NV (a)	182,757	9,896,292
Syneos Health, Inc. (a)	61,020	4,536,837
		87,436,394
Pharmaceuticals - 1.7%
Catalent, Inc. (a)	132,057	15,193,158
Horizon Therapeutics PLC (a)	158,504	11,488,370
Jazz Pharmaceuticals PLC (a)	43,940	6,832,670
Nektar Therapeutics (a)(b)	140,795	2,773,662
Perrigo Co. PLC	111,006	4,739,956
Reata Pharmaceuticals, Inc. (a)(b)	19,530	2,023,113
		43,050,929

TOTAL HEALTH CARE		309,484,495

INDUSTRIALS - 14.8%
Aerospace & Defense - 1.9%
Axon Enterprise, Inc. (a)	50,833	8,344,745
BWX Technologies, Inc. (b)	77,299	4,167,962
Curtiss-Wright Corp. (b)	33,718	3,499,591
Hexcel Corp.	67,726	2,956,917
Howmet Aerospace, Inc.	320,779	7,884,748
Huntington Ingalls Industries, Inc.	32,158	5,059,418
Mercury Systems, Inc. (a)	44,367	3,152,719
Spirit AeroSystems Holdings, Inc. Class A	85,177	2,884,945
Textron, Inc.	185,048	8,375,272
Virgin Galactic Holdings, Inc. (a)(b)	54,407	2,409,686
		48,736,003
Air Freight & Logistics - 0.3%
XPO Logistics, Inc. (a)	73,798	8,148,037
Airlines - 0.7%
Alaska Air Group, Inc.	97,461	4,759,021
American Airlines Group, Inc. (b)	441,956	7,588,385
Copa Holdings SA Class A (b)	25,465	1,970,227
JetBlue Airways Corp. (a)	250,801	3,596,486
		17,914,119
Building Products - 2.0%
A.O. Smith Corp.	107,834	5,855,386
Allegion PLC	74,878	8,012,695
Armstrong World Industries, Inc.	38,718	3,028,135
Fortune Brands Home & Security, Inc.	111,920	9,653,100
Lennox International, Inc.	28,098	7,740,718
Owens Corning	86,870	6,741,112
The AZEK Co., Inc.	74,028	2,952,977
Trex Co., Inc. (a)(b)	93,983	8,624,820
		52,608,943
Commercial Services & Supplies - 0.8%
ADT, Inc.	125,307	1,131,522
Clean Harbors, Inc. (a)	41,813	3,238,835
IAA Spinco, Inc. (a)	109,108	6,234,431
MSA Safety, Inc.	29,565	4,615,688
Stericycle, Inc. (a)	74,230	4,860,580
		20,081,056
Construction & Engineering - 1.1%
AECOM (a)	124,177	6,221,268
Jacobs Engineering Group, Inc.	101,768	10,274,497
Quanta Services, Inc.	111,109	7,829,851
Valmont Industries, Inc.	17,022	3,283,884
		27,609,500
Electrical Equipment - 1.6%
Acuity Brands, Inc.	30,162	3,626,679
Generac Holdings, Inc. (a)	49,656	12,236,232
GrafTech International Ltd.	55,171	535,159
Hubbell, Inc. Class B	43,900	6,830,840
nVent Electric PLC	126,245	2,825,363
Regal Beloit Corp.	32,897	4,127,916
Sensata Technologies, Inc. PLC (a)	125,383	6,833,374
Vertiv Holdings Co.	178,243	3,586,249
		40,601,812
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	42,675	6,184,888
Machinery - 3.9%
AGCO Corp.	50,192	5,566,293
Allison Transmission Holdings, Inc.	91,539	3,725,637
Colfax Corp. (a)(b)	80,494	2,987,937
Crane Co.	39,540	2,992,387
Donaldson Co., Inc.	103,156	6,131,593
Flowserve Corp.	105,699	3,758,656
Gates Industrial Corp. PLC (a)	36,242	511,737
Graco, Inc.	134,191	9,251,128
ITT, Inc.	70,229	5,246,809
Lincoln Electric Holdings, Inc.	46,365	5,308,793
Middleby Corp. (a)	44,756	6,074,284
Nordson Corp.	46,678	8,354,895
Oshkosh Corp.	55,027	5,039,923
Pentair PLC	134,121	7,304,230
Snap-On, Inc.	43,717	7,868,623
Timken Co.	51,456	3,893,161
Toro Co.	86,862	8,186,744
Trinity Industries, Inc. (b)	71,450	1,987,025
Woodward, Inc.	45,208	5,061,036
		99,250,891
Marine - 0.1%
Kirby Corp. (a)	48,407	2,457,139
Professional Services - 0.9%
CoreLogic, Inc.	63,015	4,744,399
FTI Consulting, Inc. (a)	28,522	3,136,564
Manpower, Inc.	47,048	4,160,925
Nielsen Holdings PLC	289,541	6,465,451
Robert Half International, Inc.	90,717	6,123,398
		24,630,737
Road & Rail - 0.6%
AMERCO	7,245	3,350,378
Knight-Swift Transportation Holdings, Inc. Class A	101,564	4,062,560
Landstar System, Inc.	30,991	4,320,145
Ryder System, Inc.	42,575	2,664,769
Schneider National, Inc. Class B (b)	47,909	1,006,089
		15,403,941
Trading Companies & Distributors - 0.6%
Air Lease Corp. Class A (b)	86,529	3,429,144
MSC Industrial Direct Co., Inc. Class A (b)	36,296	2,815,481
Univar, Inc. (a)	135,510	2,519,131
Watsco, Inc.	26,471	6,313,069
		15,076,825
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	59,664	1,658,063

TOTAL INDUSTRIALS		380,361,954

INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 0.7%
Ciena Corp. (a)	124,201	6,631,091
CommScope Holding Co., Inc. (a)	159,215	2,338,868
EchoStar Holding Corp. Class A (a)	39,064	818,000
Lumentum Holdings, Inc. (a)	60,787	5,701,821
ViaSat, Inc. (a)(b)	47,409	2,064,188
		17,553,968
Electronic Equipment & Components - 2.5%
Arrow Electronics, Inc. (a)	60,845	5,940,297
Avnet, Inc.	79,644	2,812,230
Cognex Corp.	136,170	11,183,642
Coherent, Inc. (a)	19,605	3,937,468
Dolby Laboratories, Inc. Class A	51,201	4,507,224
FLIR Systems, Inc.	105,981	5,516,311
Jabil, Inc.	119,443	4,941,357
Littelfuse, Inc.	19,131	4,655,911
National Instruments Corp.	104,703	4,334,704
SYNNEX Corp.	33,743	2,754,104
Trimble, Inc. (a)	202,686	13,359,034
		63,942,282
IT Services - 4.3%
Alliance Data Systems Corp.	38,016	2,571,782
Amdocs Ltd.	106,532	7,523,290
BigCommerce Holdings, Inc. (a)(b)	9,964	796,522
Black Knight, Inc. (a)	122,955	10,044,194
Booz Allen Hamilton Holding Corp. Class A	109,916	9,361,546
CACI International, Inc. Class A (a)	20,175	4,866,614
Concentrix Corp. (a)	33,743	3,607,802
DXC Technology Co.	206,045	5,810,469
Euronet Worldwide, Inc. (a)	40,840	5,103,366
Fastly, Inc. Class A (a)(b)	64,078	7,006,929
Genpact Ltd.	152,445	5,835,595
Globant SA (a)(b)	31,301	6,009,792
MongoDB, Inc. Class A (a)(b)	41,397	15,300,745
Sabre Corp. (b)	258,069	2,781,984
Science Applications International Corp.	47,138	4,526,662
StoneCo Ltd. Class A (a)	163,887	11,783,475
Switch, Inc. Class A	63,450	1,092,609
WEX, Inc. (a)	35,784	6,748,862
		110,772,238
Semiconductors & Semiconductor Equipment - 4.7%
Allegro MicroSystems LLC (a)(b)	23,445	654,584
Array Technologies, Inc. (b)	44,546	1,815,695
Cirrus Logic, Inc. (a)	46,924	4,396,310
Cree, Inc. (a)	89,715	9,068,392
Enphase Energy, Inc. (a)	85,861	15,656,753
Entegris, Inc.	108,872	10,711,916
First Solar, Inc. (a)	74,606	7,397,185
Inphi Corp. (a)	38,849	6,550,330
MKS Instruments, Inc.	44,358	7,011,669
Monolithic Power Systems, Inc.	35,372	12,567,318
ON Semiconductor Corp. (a)	329,748	11,373,009
SolarEdge Technologies, Inc. (a)	39,706	11,448,431
Teradyne, Inc.	134,449	15,257,273
Universal Display Corp.	34,883	8,051,694
		121,960,559
Software - 8.8%
2U, Inc. (a)(b)	56,117	2,295,185
Alteryx, Inc. Class A (a)(b)	43,668	5,504,351
Anaplan, Inc. (a)	108,080	7,208,936
Aspen Technology, Inc. (a)	54,932	7,355,395
Avalara, Inc. (a)	67,011	10,051,650
Bill.Com Holdings, Inc. (a)	59,440	7,244,547
CDK Global, Inc.	98,968	4,938,503
Ceridian HCM Holding, Inc. (a)	93,648	8,700,836
Cloudflare, Inc. (a)	88,607	6,792,613
Datto Holding Corp.	19,376	462,311
Duck Creek Technologies, Inc. (a)(b)	18,482	893,420
Dynatrace, Inc. (a)	148,655	6,170,669
Elastic NV (a)	53,655	8,153,414
Everbridge, Inc. (a)(b)	28,353	3,768,964
Fair Isaac Corp. (a)	22,742	10,236,402
FireEye, Inc. (a)(b)	180,234	3,784,914
Five9, Inc. (a)	50,155	8,338,269
Guidewire Software, Inc. (a)	68,232	7,828,940
HubSpot, Inc. (a)	33,634	12,518,575
Jamf Holding Corp. (a)	25,198	930,562
JFrog Ltd. (b)	10,848	677,675
Manhattan Associates, Inc. (a)	51,396	5,819,569
McAfee Corp.	30,173	568,761
Medallia, Inc. (a)(b)	70,830	2,939,445
nCino, Inc. (a)	11,909	853,875
New Relic, Inc. (a)(b)	42,109	3,165,755
Nuance Communications, Inc. (a)(b)	228,458	10,403,977
Nutanix, Inc. Class A (a)	156,898	4,788,527
Pagerduty, Inc. (a)(b)	56,449	2,750,760
Paylocity Holding Corp. (a)	31,075	5,825,320
Pegasystems, Inc.	32,032	4,082,478
Pluralsight, Inc. (a)	72,771	1,513,637
Proofpoint, Inc. (a)	46,015	5,939,616
PTC, Inc. (a)	84,792	11,269,705
RealPage, Inc. (a)	71,379	6,179,280
Smartsheet, Inc. (a)	90,710	6,326,115
SolarWinds, Inc. (a)(b)	37,825	635,838
Teradata Corp. (a)(b)	88,020	2,367,738
Zendesk, Inc. (a)(b)	93,822	13,532,885
Zscaler, Inc. (a)	58,717	11,725,785
		224,545,197
Technology Hardware, Storage & Peripherals - 0.4%
NCR Corp. (a)(b)	103,289	3,445,721
Pure Storage, Inc. Class A (a)(b)	196,255	4,539,378
Xerox Holdings Corp.	136,922	2,879,470
		10,864,569

TOTAL INFORMATION TECHNOLOGY		549,638,813

MATERIALS - 6.2%
Chemicals - 3.1%
Albemarle Corp. U.S.	85,769	13,951,186
Ashland Global Holdings, Inc.	44,946	3,595,231
Axalta Coating Systems Ltd. (a)	171,140	4,619,069
Cabot Corp.	45,248	1,986,840
CF Industries Holdings, Inc.	173,511	7,179,885
Element Solutions, Inc.	176,318	3,002,696
Huntsman Corp.	162,726	4,299,221
NewMarket Corp.	5,591	2,192,734
Olin Corp.	115,842	2,769,782
RPM International, Inc.	103,891	8,567,891
The Chemours Co. LLC	132,696	3,495,213
The Mosaic Co.	280,665	7,286,063
The Scotts Miracle-Gro Co. Class A	32,924	7,289,703
Valvoline, Inc.	150,562	3,574,342
W.R. Grace & Co.	45,665	2,649,483
Westlake Chemical Corp.	27,544	2,106,014
		78,565,353
Construction Materials - 0.1%
Eagle Materials, Inc.	33,529	3,689,196
Containers & Packaging - 2.3%
Aptargroup, Inc.	52,192	6,939,970
Ardagh Group SA	15,007	255,119
Avery Dennison Corp.	67,642	10,205,149
Berry Global Group, Inc. (a)	107,915	5,327,764
Crown Holdings, Inc. (a)	105,360	9,498,204
Graphic Packaging Holding Co.	218,952	3,428,788
Packaging Corp. of America	76,124	10,235,633
Sealed Air Corp.	126,287	5,338,151
Silgan Holdings, Inc.	63,899	2,327,841
Sonoco Products Co.	81,387	4,713,121
		58,269,740
Metals & Mining - 0.7%
Reliance Steel & Aluminum Co.	51,532	5,981,835
Royal Gold, Inc.	53,268	5,693,284
Steel Dynamics, Inc.	162,893	5,582,343
		17,257,462

TOTAL MATERIALS		157,781,751

REAL ESTATE - 8.7%
Equity Real Estate Investment Trusts (REITs) - 8.4%
American Campus Communities, Inc.	111,225	4,578,021
American Homes 4 Rent Class A	221,681	6,701,417
Americold Realty Trust	165,429	5,775,126
Apartment Income (REIT) Corp.	120,295	4,663,837
Apartment Investment & Management Co. Class A	120,295	552,154
Apple Hospitality (REIT), Inc.	170,316	2,125,544
Brandywine Realty Trust (SBI)	136,905	1,505,955
Brixmor Property Group, Inc.	240,699	4,075,034
Camden Property Trust (SBI)	76,651	7,829,900
CoreSite Realty Corp.	32,655	4,390,138
Corporate Office Properties Trust (SBI)	91,204	2,395,929
Cousins Properties, Inc.	120,263	3,793,095
CubeSmart	156,966	5,468,695
CyrusOne, Inc.	97,666	7,124,735
Douglas Emmett, Inc.	135,172	3,745,616
Empire State Realty Trust, Inc.	117,025	1,153,867
EPR Properties	60,128	2,383,474
Equity Commonwealth	94,827	2,703,518
Equity Lifestyle Properties, Inc.	141,306	8,597,057
Federal Realty Investment Trust (SBI)	61,144	5,353,769
First Industrial Realty Trust, Inc.	104,045	4,228,389
Gaming & Leisure Properties	176,560	7,261,913
Healthcare Trust of America, Inc.	176,614	4,989,346
Highwoods Properties, Inc. (SBI)	83,569	3,133,002
Hudson Pacific Properties, Inc.	122,029	2,860,360
Iron Mountain, Inc.	232,408	7,825,177
JBG SMITH Properties	98,962	2,955,005
Kilroy Realty Corp.	93,350	5,286,411
Kimco Realty Corp.	335,620	5,541,086
Lamar Advertising Co. Class A	69,833	5,641,110
Life Storage, Inc.	58,882	4,803,594
Medical Properties Trust, Inc.	457,862	9,665,467
National Retail Properties, Inc.	140,578	5,482,542
Omega Healthcare Investors, Inc.	182,817	6,621,632
Outfront Media, Inc.	116,793	2,129,136
Paramount Group, Inc.	153,730	1,366,660
Park Hotels & Resorts, Inc.	190,977	3,185,496
Rayonier, Inc.	107,145	3,294,709
Regency Centers Corp.	136,919	6,459,838
Rexford Industrial Realty, Inc.	100,354	4,911,325
SL Green Realty Corp.	59,305	4,001,901
Spirit Realty Capital, Inc.	88,309	3,405,195
Store Capital Corp.	196,140	6,084,263
VEREIT, Inc. (b)	177,754	6,262,273
VICI Properties, Inc.	434,497	10,984,084
Weingarten Realty Investors (SBI)	98,542	2,218,180
		215,514,975
Real Estate Management & Development - 0.3%
Howard Hughes Corp. (a)	31,686	2,730,383
Jones Lang LaSalle, Inc. (a)	41,844	6,118,011
		8,848,394

TOTAL REAL ESTATE		224,363,369

UTILITIES - 2.7%
Electric Utilities - 1.5%
Hawaiian Electric Industries, Inc.	86,925	2,873,741
IDACORP, Inc.	40,925	3,613,678
NRG Energy, Inc.	197,651	8,184,728
OGE Energy Corp. (b)	162,379	4,955,807
PG&E Corp. (a)	1,076,230	12,301,309
Pinnacle West Capital Corp.	91,448	6,881,462
		38,810,725
Gas Utilities - 0.4%
National Fuel Gas Co.	70,598	2,842,275
UGI Corp.	169,002	6,082,382
		8,924,657
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.	396,491	7,917,925
Multi-Utilities - 0.2%
MDU Resources Group, Inc. (b)	161,986	4,258,612
Water Utilities - 0.3%
Essential Utilities, Inc.	181,759	8,415,442

TOTAL UTILITIES		68,327,361

TOTAL COMMON STOCKS
(Cost $1,893,886,267)		2,555,961,988

Money Market Funds - 5.1%
Fidelity Cash Central Fund 0.09% (c)	7,402,808	7,404,289
Fidelity Securities Lending Cash Central Fund 0.09% (c)(d)	122,403,344	122,415,584
TOTAL MONEY MARKET FUNDS
(Cost $129,819,873)		129,819,873
TOTAL INVESTMENT IN SECURITIES - 104.8%
(Cost $2,023,706,140)		2,685,781,861
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(122,266,115)
NET ASSETS - 100%		$2,563,515,746

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	33	March 2021	$7,707,810	$203,054	$203,054

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,510
Fidelity Securities Lending Cash Central Fund	157,471
Total	$162,981

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$84,846,794	$84,846,794	$--	$--
Consumer Discretionary	321,898,523	321,898,523	--	--
Consumer Staples	79,235,492	79,235,492	--	--
Energy	52,443,177	52,443,177	--	--
Financials	327,580,259	327,580,259	--	--
Health Care	309,484,495	309,484,495	--	--
Industrials	380,361,954	380,361,954	--	--
Information Technology	549,638,813	549,638,813	--	--
Materials	157,781,751	157,781,751	--	--
Real Estate	224,363,369	224,363,369	--	--
Utilities	68,327,361	68,327,361	--	--
Money Market Funds	129,819,873	129,819,873	--	--
Total Investments in Securities:	$2,685,781,861	$2,685,781,861	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$203,054	$203,054	$--	$--
Total Assets	$203,054	$203,054	$--	$--
Total Derivative Instruments:	$203,054	$203,054	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$203,054	$0
Total Equity Risk	203,054	0
Total Value of Derivatives	$203,054	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $118,696,993) — See accompanying schedule: Unaffiliated issuers (cost $1,893,886,267)	$2,555,961,988
Fidelity Central Funds (cost $129,819,873)	129,819,873
Total Investment in Securities (cost $2,023,706,140)		$2,685,781,861
Segregated cash with brokers for derivative instruments		472,500
Receivable for fund shares sold		1,390,280
Dividends receivable		810,288
Distributions receivable from Fidelity Central Funds		57,413
Prepaid expenses		1,488
Receivable from investment adviser for expense reductions		156,128
Total assets		2,688,669,958
Liabilities
Payable for fund shares redeemed	$2,271,262
Accrued management fee	254,473
Payable for daily variation margin on futures contracts	164,436
Other payables and accrued expenses	57,787
Collateral on securities loaned	122,406,254
Total liabilities		125,154,212
Net Assets		$2,563,515,746
Net Assets consist of:
Paid in capital		$1,925,262,054
Total accumulated earnings (loss)		638,253,692
Net Assets		$2,563,515,746
Net Asset Value, offering price and redemption price per share ($2,563,515,746 ÷ 180,244,174 shares)		$14.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$16,863,881
Income from Fidelity Central Funds (including $157,471 from security lending)		162,981
Total income		17,026,862
Expenses
Management fee	$1,210,377
Custodian fees and expenses	45,809
Independent trustees' fees and expenses	3,115
Registration fees	126,150
Audit	27,697
Legal	8,060
Interest	3,494
Miscellaneous	4,033
Total expenses before reductions	1,428,735
Expense reductions	(874,145)
Total expenses after reductions		554,590
Net investment income (loss)		16,472,272
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	28,286,534
Fidelity Central Funds	(287)
Futures contracts	1,698,102
Total net realized gain (loss)		29,984,349
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	464,977,493
Futures contracts	(108,360)
Total change in net unrealized appreciation (depreciation)		464,869,133
Net gain (loss)		494,853,482
Net increase (decrease) in net assets resulting from operations		$511,325,754

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,472,272	$26,992,398
Net realized gain (loss)	29,984,349	125,470,983
Change in net unrealized appreciation (depreciation)	464,869,133	(83,318,580)
Net increase (decrease) in net assets resulting from operations	511,325,754	69,144,801
Distributions to shareholders	(165,880,066)	(82,587,160)
Share transactions
Proceeds from sales of shares	991,107,263	1,441,606,281
Reinvestment of distributions	165,691,380	31,118,897
Cost of shares redeemed	(860,538,237)	(1,399,758,420)
Net increase (decrease) in net assets resulting from share transactions	296,260,406	72,966,758
Total increase (decrease) in net assets	641,706,094	59,524,399
Net Assets
Beginning of period	1,921,809,652	1,862,285,253
End of period	$2,563,515,746	$1,921,809,652
Other Information
Shares
Sold	74,259,366	130,546,747
Issued in reinvestment of distributions	14,258,047	2,475,641
Redeemed	(65,969,828)	(120,871,335)
Net increase (decrease)	22,547,585	12,151,053

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Small-Mid Cap 500 Index Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.19	$12.80	$12.95	$11.37	$10.26	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.20	.19	.17	.15	.14
Net realized and unrealized gain (loss)	2.95	(.20)C,D	.46	1.62	1.11	.18
Total from investment operations	3.05	–	.65	1.79	1.26	.32
Distributions from net investment income	(.17)	(.22)	(.18)	(.13)	(.09)	(.05)
Distributions from net realized gain	(.85)	(.39)	(.63)	(.08)	(.06)	(.01)
Total distributions	(1.02)	(.61)	(.80)E	(.21)	(.15)	(.06)
Net asset value, end of period	$14.22	$12.19	$12.80	$12.95	$11.37	$10.26
Total ReturnF,G	26.99%	(.03)%D	5.26%	15.91%	12.41%	3.26%
Ratios to Average Net AssetsH,I
Expenses before reductions	.13%J	.13%	.22%	.23%	.29%	.35%J
Expenses net of fee waivers, if any	.05%J	.05%	.08%	.13%	.15%	.15%J
Expenses net of all reductions	.05%J	.05%	.08%	.13%	.15%	.15%J
Net investment income (loss)	1.50%J	1.66%	1.53%	1.37%	1.38%	1.48%J
Supplemental Data
Net assets, end of period (000 omitted)	$2,563,516	$1,921,810	$1,862,285	$2,281,452	$1,460,960	$355,719
Portfolio turnover rateK	70%J	79%	41%	39%	22%	99%J

 A For the period August 12, 2015 (commencement of operations) to July 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.02 per share. Excluding this reimbursement, the total return would have been (.16) %.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021

1. Organization.

Fidelity SAI Small-Mid Cap 500 Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2021, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$713,678,086
Gross unrealized depreciation	(83,708,334)
Net unrealized appreciation (depreciation)	$629,969,752
Tax cost	$2,056,015,163

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Small-Mid Cap 500 Index Fund	939,857,102	761,113,648

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .11% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Small-Mid Cap 500 Index Fund	Borrower	$32,197,250.33%		$3,494

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity SAI Small-Mid Cap 500 Index Fund	$2,092

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Small-Mid Cap 500 Index Fund	$19,957	$160	$7,386

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .05% of average net assets. This reimbursement will remain in place through November 30, 2021. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $874,069.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $76.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity SAI Small-Mid Cap 500 Index Fund	.05%
Actual		$1,000.00	$1,269.90	$.29
Hypothetical-C		$1,000.00	$1,024.95	$.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Small-Mid Cap 500 Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's and Geode's investments in business continuity planning, and their success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one- and three-year periods. Due to the characteristics of the fund, no peer group performance information was considered by the Board. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity SAI Small-Mid Cap 500 Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2019.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.05% through November 30, 2021.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SV3-SANN-0321
1.9868214.105

Fidelity® SAI U.S. Quality Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

January 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2021

% of fund's net assets
Apple, Inc.	9.1
Microsoft Corp.	8.1
Alphabet, Inc. Class A	6.0
Facebook, Inc. Class A	4.5
The Home Depot, Inc.	3.8
31.5

Top Five Market Sectors as of January 31, 2021

% of fund's net assets
Information Technology	38.0
Health Care	17.4
Communication Services	11.3
Consumer Staples	10.6
Consumer Discretionary	8.5

Asset Allocation (% of fund's net assets)

As of January 31, 2021 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 1.9%

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 11.3%
Entertainment - 0.8%
Electronic Arts, Inc.	413,086	$59,153,915
Interactive Media & Services - 10.5%
Alphabet, Inc. Class A (a)	240,524	439,523,937
Facebook, Inc. Class A (a)	1,260,299	325,573,041
		765,096,978

TOTAL COMMUNICATION SERVICES		824,250,893

CONSUMER DISCRETIONARY - 8.5%
Auto Components - 0.2%
Gentex Corp.	351,555	11,618,893
Distributors - 0.3%
Pool Corp.	57,323	20,302,660
Hotels, Restaurants & Leisure - 0.1%
Wingstop, Inc.	42,337	6,352,667
Household Durables - 0.6%
Garmin Ltd.	213,361	24,506,644
NVR, Inc. (a)	4,978	22,134,577
		46,641,221
Internet & Direct Marketing Retail - 2.4%
Amazon.com, Inc. (a)	18,983	60,863,295
The Booking Holdings, Inc. (a)	58,572	113,883,297
		174,746,592
Specialty Retail - 4.9%
Best Buy Co., Inc.	329,500	35,856,190
O'Reilly Automotive, Inc. (a)	105,940	45,074,292
The Home Depot, Inc.	1,028,293	278,482,310
		359,412,792

TOTAL CONSUMER DISCRETIONARY		619,074,825

CONSUMER STAPLES - 10.6%
Beverages - 0.9%
Brown-Forman Corp. Class B (non-vtg.)	261,074	18,711,174
Monster Beverage Corp. (a)	528,059	45,851,363
		64,562,537
Food Products - 0.4%
The Hershey Co.	210,849	30,665,879
Household Products - 6.8%
Church & Dwight Co., Inc.	353,747	29,866,859
Clorox Co.	180,532	37,814,233
Colgate-Palmolive Co.	1,226,397	95,658,966
Kimberly-Clark Corp.	487,823	64,441,418
Procter & Gamble Co.	2,086,897	267,561,064
		495,342,540
Personal Products - 0.1%
Herbalife Nutrition Ltd. (a)	140,121	7,140,566
Tobacco - 2.4%
Philip Morris International, Inc.	2,227,493	177,419,817

TOTAL CONSUMER STAPLES		775,131,339

FINANCIALS - 6.5%
Capital Markets - 3.3%
Ameriprise Financial, Inc.	172,029	34,039,378
Eaton Vance Corp. (non-vtg.)	163,310	10,964,633
Evercore, Inc. Class A	58,060	6,334,346
FactSet Research Systems, Inc.	54,344	16,430,365
Lazard Ltd. Class A	161,296	6,645,395
LPL Financial	113,128	12,256,288
MarketAxess Holdings, Inc.	54,314	29,370,839
Moody's Corp.	230,893	61,477,570
SEI Investments Co.	173,927	9,192,042
T. Rowe Price Group, Inc.	324,673	50,804,831
		237,515,687
Insurance - 3.2%
Aon PLC	331,345	67,296,170
Erie Indemnity Co. Class A	35,676	8,672,836
Marsh & McLennan Companies, Inc.	724,523	79,632,323
Primerica, Inc.	56,528	7,874,916
Progressive Corp.	837,333	73,007,064
		236,483,309

TOTAL FINANCIALS		473,998,996

HEALTH CARE - 17.4%
Biotechnology - 0.9%
Biogen, Inc. (a)	226,446	63,995,904
Health Care Equipment & Supplies - 1.9%
Edwards Lifesciences Corp. (a)	889,318	73,439,880
Globus Medical, Inc. (a)	107,745	6,646,789
IDEXX Laboratories, Inc. (a)	121,660	58,236,209
		138,322,878
Health Care Providers & Services - 1.0%
Chemed Corp.	22,770	11,792,583
HCA Holdings, Inc.	377,139	61,277,545
		73,070,128
Health Care Technology - 0.5%
Cerner Corp.	436,809	34,992,769
Life Sciences Tools & Services - 2.2%
Bio-Techne Corp.	55,141	17,915,862
ICON PLC (a)	75,279	15,342,613
Illumina, Inc. (a)	208,834	89,055,171
Mettler-Toledo International, Inc. (a)	34,287	40,050,645
		162,364,291
Pharmaceuticals - 10.9%
Eli Lilly & Co.	1,135,526	236,155,342
Merck & Co., Inc.	3,177,916	244,921,986
Pfizer, Inc.	5,728,580	205,656,022
Zoetis, Inc. Class A	679,632	104,833,236
		791,566,586

TOTAL HEALTH CARE		1,264,312,556

INDUSTRIALS - 5.6%
Aerospace & Defense - 1.5%
Lockheed Martin Corp.	351,866	113,237,516
Building Products - 0.1%
A.O. Smith Corp.	193,636	10,514,435
Commercial Services & Supplies - 0.2%
Rollins, Inc.	316,450	11,398,529
Electrical Equipment - 0.6%
Rockwell Automation, Inc.	165,875	41,224,914
Machinery - 2.1%
IDEX Corp.	108,007	20,109,823
Illinois Tool Works, Inc.	411,529	79,923,047
Otis Worldwide Corp.	582,295	37,645,372
Snap-On, Inc.	77,906	14,022,301
		151,700,543
Professional Services - 0.3%
CoreLogic, Inc.	113,655	8,557,085
Robert Half International, Inc.	163,970	11,067,975
		19,625,060
Trading Companies & Distributors - 0.8%
Fastenal Co. (b)	820,496	37,406,413
W.W. Grainger, Inc.	64,367	23,454,691
		60,861,104

TOTAL INDUSTRIALS		408,562,101

INFORMATION TECHNOLOGY - 38.0%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	78,297	24,081,025
IT Services - 8.3%
Automatic Data Processing, Inc.	615,008	101,550,121
MasterCard, Inc. Class A	827,237	261,646,791
Paychex, Inc. (b)	458,261	40,015,351
Visa, Inc. Class A (b)	1,036,907	200,382,278
		603,594,541
Semiconductors & Semiconductor Equipment - 6.0%
Intel Corp.	3,916,681	217,414,962
Texas Instruments, Inc.	1,310,137	217,076,600
		434,491,562
Software - 14.3%
Adobe, Inc. (a)	545,578	250,294,819
Check Point Software Technologies Ltd. (a)	158,425	20,237,210
Fair Isaac Corp. (a)	41,479	18,670,113
Fortinet, Inc. (a)	192,128	27,810,528
Manhattan Associates, Inc. (a)	90,858	10,287,851
Microsoft Corp.	2,558,059	593,367,366
Paycom Software, Inc. (a)	70,036	26,595,471
Zoom Video Communications, Inc. Class A (a)	256,753	95,530,089
		1,042,793,447
Technology Hardware, Storage & Peripherals - 9.1%
Apple, Inc.	5,048,044	666,139,882

TOTAL INFORMATION TECHNOLOGY		2,771,100,457

MATERIALS - 1.0%
Chemicals - 1.0%
Ecolab, Inc.	355,139	72,629,477
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
CoreSite Realty Corp.	60,838	8,179,061
Simon Property Group, Inc.	465,213	43,232,244
		51,411,305
TOTAL COMMON STOCKS
(Cost $5,239,930,547)		7,260,471,949
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.09% 5/6/21 (c)
(Cost $999,775)	1,000,000	999,837
	Shares	Value

Money Market Funds - 3.3%
Fidelity Cash Central Fund 0.09% (d)	19,089,208	$19,093,026
Fidelity Securities Lending Cash Central Fund 0.09% (d)(e)	217,567,668	217,589,425
TOTAL MONEY MARKET FUNDS
(Cost $236,682,451)		236,682,451
TOTAL INVESTMENT IN SECURITIES - 102.9%
(Cost $5,477,612,773)		7,498,154,237
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(210,598,997)
NET ASSETS - 100%		$7,287,555,240

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	146	March 2021	$27,047,960	$71,499	$71,499

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $999,837.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,384
Fidelity Securities Lending Cash Central Fund	9,520
Total	$19,904

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$824,250,893	$824,250,893	$--	$--
Consumer Discretionary	619,074,825	619,074,825	--	--
Consumer Staples	775,131,339	775,131,339	--	--
Financials	473,998,996	473,998,996	--	--
Health Care	1,264,312,556	1,264,312,556	--	--
Industrials	408,562,101	408,562,101	--	--
Information Technology	2,771,100,457	2,771,100,457	--	--
Materials	72,629,477	72,629,477	--	--
Real Estate	51,411,305	51,411,305	--	--
U.S. Government and Government Agency Obligations	999,837	--	999,837	--
Money Market Funds	236,682,451	236,682,451	--	--
Total Investments in Securities:	$7,498,154,237	$7,497,154,400	$999,837	$--
Derivative Instruments:
Assets
Futures Contracts	$71,499	$71,499	$--	$--
Total Assets	$71,499	$71,499	$--	$--
Total Derivative Instruments:	$71,499	$71,499	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$71,499	$0
Total Equity Risk	71,499	0
Total Value of Derivatives	$71,499	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $208,012,172) — See accompanying schedule: Unaffiliated issuers (cost $5,240,930,322)	$7,261,471,786
Fidelity Central Funds (cost $236,682,451)	236,682,451
Total Investment in Securities (cost $5,477,612,773)		$7,498,154,237
Segregated cash with brokers for derivative instruments		473,198
Receivable for fund shares sold		1,904,280
Dividends receivable		7,424,525
Distributions receivable from Fidelity Central Funds		6,700
Prepaid expenses		7,405
Total assets		7,507,970,345
Liabilities
Payable for fund shares redeemed	$1,633,622
Accrued management fee	634,790
Payable for daily variation margin on futures contracts	493,888
Other payables and accrued expenses	76,705
Collateral on securities loaned	217,576,100
Total liabilities		220,415,105
Net Assets		$7,287,555,240
Net Assets consist of:
Paid in capital		$4,803,254,271
Total accumulated earnings (loss)		2,484,300,969
Net Assets		$7,287,555,240
Net Asset Value, offering price and redemption price per share ($7,287,555,240 ÷ 459,754,186 shares)		$15.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$59,838,224
Interest		978
Income from Fidelity Central Funds (including $9,520 from security lending)		19,904
Total income		59,859,106
Expenses
Management fee	$4,093,658
Custodian fees and expenses	47,800
Independent trustees' fees and expenses	13,046
Registration fees	72,909
Audit	27,427
Legal	15,047
Interest	22,152
Miscellaneous	17,918
Total expenses		4,309,957
Net investment income (loss)		55,549,149
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	713,576,888
Fidelity Central Funds	(659)
Futures contracts	3,947,655
Total net realized gain (loss)		717,523,884
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(34,723,612)
Futures contracts	(1,212,630)
Total change in net unrealized appreciation (depreciation)		(35,936,242)
Net gain (loss)		681,587,642
Net increase (decrease) in net assets resulting from operations		$737,136,791

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,549,149	$165,783,440
Net realized gain (loss)	717,523,884	582,334,983
Change in net unrealized appreciation (depreciation)	(35,936,242)	808,592,545
Net increase (decrease) in net assets resulting from operations	737,136,791	1,556,710,968
Distributions to shareholders	(768,878,056)	(1,171,850,303)
Share transactions
Proceeds from sales of shares	939,194,645	2,521,381,744
Reinvestment of distributions	755,566,663	869,380,021
Cost of shares redeemed	(2,707,799,687)	(4,176,043,929)
Net increase (decrease) in net assets resulting from share transactions	(1,013,038,379)	(785,282,164)
Total increase (decrease) in net assets	(1,044,779,644)	(400,421,499)
Net Assets
Beginning of period	8,332,334,884	8,732,756,383
End of period	$7,287,555,240	$8,332,334,884
Other Information
Shares
Sold	57,927,932	178,961,257
Issued in reinvestment of distributions	48,649,105	63,065,977
Redeemed	(168,922,592)	(294,683,737)
Net increase (decrease)	(62,345,555)	(52,656,503)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI U.S. Quality Index Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$15.96	$15.19	$14.23	$12.27	$10.87	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.26	.25	.21	.21	.13
Net realized and unrealized gain (loss)	1.30	2.45	1.10	2.25	1.36	.77
Total from investment operations	1.41	2.71	1.35	2.46	1.57	.90
Distributions from net investment income	(.28)	(.24)	(.19)	(.19)	(.14)	(.03)
Distributions from net realized gain	(1.25)	(1.69)	(.20)	(.31)	(.03)	–
Total distributions	(1.52)C	(1.94)C	(.39)	(.50)	(.17)	(.03)
Net asset value, end of period	$15.85	$15.96	$15.19	$14.23	$12.27	$10.87
Total ReturnD,E	9.27%	20.14%	9.70%	20.71%	14.70%	9.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	.11%H	.11%	.19%	.20%	.21%	.25%H
Expenses net of fee waivers, if any	.11%H	.11%	.15%	.15%	.15%	.15%H
Expenses net of all reductions	.11%H	.11%	.15%	.15%	.15%	.15%H
Net investment income (loss)	1.36%H	1.83%	1.76%	1.55%	1.84%	1.56%H
Supplemental Data
Net assets, end of period (000 omitted)	$7,287,555	$8,332,335	$8,732,756	$7,247,643	$5,093,881	$3,598,609
Portfolio turnover rateI	59%H	60%	99%	34%	31%	25%H

 A For the period October 8, 2015 (commencement of operations) to July 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021

1. Organization.

Fidelity SAI U.S. Quality Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,150,325,275
Gross unrealized depreciation	(137,740,571)
Net unrealized appreciation (depreciation)	$2,012,584,704
Tax cost	$5,485,641,032

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts and may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI U.S. Quality Index Fund	2,363,861,624	4,096,372,638

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI U.S. Quality Index Fund	Borrower	$47,226,647.32%		$22,152

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity SAI U.S. Quality Index Fund	$8,527

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI U.S. Quality Index Fund	$3,661	$–	$–

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Fidelity U.S. Total Stock Fund and Strategic Advisers Large Cap Fund were the owners of record of approximately 69% and 13%, respectively, of the total outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity SAI U.S. Quality Index Fund	.11%
Actual		$1,000.00	$1,092.70	$.58
Hypothetical-C		$1,000.00	$1,024.65	$.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI U.S. Quality Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's and Geode's investments in business continuity planning, and their success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one- and three-year periods. Due to the characteristics of the fund, no peer group performance information was considered by the Board. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity SAI U.S. Quality Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for 2019. The Board considered that the Total Mapped Group is dominated by non-factor based index funds (including Fidelity funds) with lower management fees than the fund. The Board further considered that Fidelity believes the management fee is reasonable and that the total expense ratio for the fund ranks below median.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2019.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.15% through November 30, 2021.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SV4-SANN-0321
1.9868210.105

Fidelity® SAI U.S. Large Cap Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

January 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2021

% of fund's net assets
Apple, Inc.	6.7
Microsoft Corp.	5.6
Amazon.com, Inc.	4.3
Facebook, Inc. Class A	2.0
Tesla, Inc.	1.9
20.5

Top Five Market Sectors as of January 31, 2021

% of fund's net assets
Information Technology	27.7
Health Care	13.7
Consumer Discretionary	12.8
Communication Services	10.7
Financials	10.3

Asset Allocation (% of fund's net assets)

As of January 31, 2021*
Stocks and Equity Futures	100.0%

 * Foreign investments - 2.9%

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 10.7%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	3,698,954	$105,901,053
Lumen Technologies, Inc.	512,510	6,344,874
Verizon Communications, Inc.	2,148,038	117,605,081
		229,851,008
Entertainment - 2.2%
Activision Blizzard, Inc.	401,183	36,507,653
Electronic Arts, Inc.	150,574	21,562,197
Live Nation Entertainment, Inc. (a)	74,250	4,933,913
Netflix, Inc. (a)	229,332	122,094,063
Take-Two Interactive Software, Inc. (a)	59,706	11,968,068
The Walt Disney Co.	939,805	158,047,007
		355,112,901
Interactive Media & Services - 5.6%
Alphabet, Inc.:
Class A (a)	156,063	285,183,284
Class C (a)	150,681	276,611,139
Facebook, Inc. Class A (a)	1,247,875	322,363,549
Twitter, Inc. (a)	412,860	20,861,816
		905,019,788
Media - 1.3%
Charter Communications, Inc. Class A (a)	75,739	46,015,987
Comcast Corp. Class A	2,370,097	117,485,708
Discovery Communications, Inc.:
Class A (a)(b)	83,126	3,443,079
Class C (non-vtg.) (a)	153,238	5,367,927
DISH Network Corp. Class A (a)	128,160	3,719,203
Fox Corp.:
Class A	174,188	5,431,182
Class B	81,373	2,432,239
Interpublic Group of Companies, Inc.	202,543	4,875,210
News Corp.:
Class A	200,513	3,889,952
Class B	65,858	1,243,399
Omnicom Group, Inc.	111,585	6,960,672
ViacomCBS, Inc. Class B	293,275	14,223,838
		215,088,396
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	302,815	38,178,915

TOTAL COMMUNICATION SERVICES		1,743,251,008

CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.1%
Aptiv PLC	140,159	18,725,242
BorgWarner, Inc.	127,127	5,338,063
		24,063,305
Automobiles - 2.3%
Ford Motor Co.	2,028,255	21,357,525
General Motors Co.	653,804	33,134,787
Tesla, Inc. (a)	393,636	312,361,975
		366,854,287
Distributors - 0.1%
Genuine Parts Co.	74,887	7,030,392
LKQ Corp. (a)	145,008	5,088,331
Pool Corp.	20,846	7,383,236
		19,501,959
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	386,062	7,207,778
Chipotle Mexican Grill, Inc. (a)	14,525	21,497,000
Darden Restaurants, Inc.	67,589	7,900,478
Domino's Pizza, Inc.	20,453	7,583,154
Hilton Worldwide Holdings, Inc.	144,031	14,603,303
Las Vegas Sands Corp.	170,509	8,199,778
Marriott International, Inc. Class A	138,062	16,057,991
McDonald's Corp.	386,783	80,388,979
MGM Resorts International	212,821	6,078,168
Norwegian Cruise Line Holdings Ltd. (a)(b)	163,646	3,706,582
Royal Caribbean Cruises Ltd.	96,659	6,282,835
Starbucks Corp.	609,267	58,983,138
Wynn Resorts Ltd.	50,281	5,004,468
Yum! Brands, Inc.	156,600	15,893,334
		259,386,986
Household Durables - 0.4%
D.R. Horton, Inc.	172,128	13,219,430
Garmin Ltd.	77,428	8,893,380
Leggett & Platt, Inc.	68,503	2,808,623
Lennar Corp. Class A	142,808	11,874,485
Mohawk Industries, Inc. (a)	31,100	4,465,960
Newell Brands, Inc.	196,245	4,713,805
NVR, Inc. (a)	1,815	8,070,361
PulteGroup, Inc.	139,154	6,053,199
Whirlpool Corp.	32,466	6,009,132
		66,108,375
Internet & Direct Marketing Retail - 4.9%
Amazon.com, Inc. (a)	221,386	709,807,793
eBay, Inc.	339,940	19,210,009
Etsy, Inc. (a)	65,453	13,031,038
Expedia, Inc.	70,565	8,757,117
The Booking Holdings, Inc. (a)	21,259	41,334,511
		792,140,468
Leisure Products - 0.0%
Hasbro, Inc.	66,146	6,205,818
Multiline Retail - 0.5%
Dollar General Corp.	127,177	24,749,916
Dollar Tree, Inc. (a)	122,085	12,411,161
Target Corp.	259,945	47,094,236
		84,255,313
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	35,282	5,261,957
AutoZone, Inc. (a)	12,030	13,453,991
Best Buy Co., Inc.	119,627	13,017,810
CarMax, Inc. (a)	85,175	10,031,912
Gap, Inc.	106,939	2,165,515
L Brands, Inc.	121,263	4,942,680
Lowe's Companies, Inc.	380,347	63,460,897
O'Reilly Automotive, Inc. (a)	37,606	16,000,225
Ross Stores, Inc.	184,799	20,566,281
The Home Depot, Inc.	558,850	151,347,757
TJX Companies, Inc.	623,233	39,911,841
Tractor Supply Co.	60,471	8,571,160
Ulta Beauty, Inc. (a)	29,245	8,181,581
		356,913,607
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	180,173	2,754,845
NIKE, Inc. Class B	651,359	87,015,049
PVH Corp.	36,942	3,149,675
Ralph Lauren Corp.	24,981	2,524,330
Tapestry, Inc.	144,217	4,560,142
Under Armour, Inc.:
Class A (sub. vtg.) (a)	98,497	1,723,698
Class C (non-vtg.) (a)(b)	100,541	1,505,099
VF Corp.	166,008	12,761,035
		115,993,873

TOTAL CONSUMER DISCRETIONARY		2,091,423,991

CONSUMER STAPLES - 6.2%
Beverages - 1.5%
Brown-Forman Corp. Class B (non-vtg.)	94,750	6,790,733
Constellation Brands, Inc. Class A (sub. vtg.)	87,990	18,559,731
Molson Coors Beverage Co. Class B	97,681	4,899,679
Monster Beverage Corp. (a)	191,832	16,656,773
PepsiCo, Inc.	717,366	97,970,675
The Coca-Cola Co.	2,007,698	96,670,659
		241,548,250
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	229,038	80,719,862
Kroger Co.	401,936	13,866,792
Sysco Corp.	264,405	18,907,602
Walgreens Boots Alliance, Inc.	373,077	18,747,119
Walmart, Inc.	719,643	101,102,645
		233,344,020
Food Products - 1.0%
Archer Daniels Midland Co.	288,803	14,443,038
Campbell Soup Co. (b)	105,170	5,059,729
Conagra Brands, Inc.	253,571	8,773,557
General Mills, Inc.	317,316	18,436,060
Hormel Foods Corp.	145,728	6,828,814
Kellogg Co.	132,023	7,781,436
Lamb Weston Holdings, Inc.	75,993	5,676,677
McCormick & Co., Inc. (non-vtg.)	129,097	11,559,345
Mondelez International, Inc.	742,377	41,157,381
The Hershey Co.	76,580	11,137,795
The J.M. Smucker Co.	59,217	6,893,451
The Kraft Heinz Co.	336,327	11,270,318
Tyson Foods, Inc. Class A	152,672	9,818,336
		158,835,937
Household Products - 1.5%
Church & Dwight Co., Inc.	128,965	10,888,515
Clorox Co.	65,430	13,704,968
Colgate-Palmolive Co.	444,932	34,704,696
Kimberly-Clark Corp.	176,554	23,322,783
Procter & Gamble Co.	1,287,144	165,024,732
		247,645,694
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	117,594	27,828,620
Tobacco - 0.6%
Altria Group, Inc.	964,658	39,628,151
Philip Morris International, Inc.	808,375	64,387,069
		104,015,220

TOTAL CONSUMER STAPLES		1,013,217,741

ENERGY - 2.4%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	356,010	7,152,241
Halliburton Co.	458,914	8,090,654
NOV, Inc.	201,312	2,492,243
Schlumberger Ltd.	722,665	16,050,390
TechnipFMC PLC	219,245	2,343,729
		36,129,257
Oil, Gas & Consumable Fuels - 2.2%
Apache Corp.	195,117	2,786,271
Cabot Oil & Gas Corp.	206,904	3,792,550
Chevron Corp.	999,281	85,138,741
ConocoPhillips Co.	703,164	28,147,655
Devon Energy Corp.	306,411	5,043,525
Diamondback Energy, Inc.	82,097	4,654,079
EOG Resources, Inc.	302,840	15,432,726
Exxon Mobil Corp.	2,194,842	98,416,715
Hess Corp.	141,882	7,658,790
HollyFrontier Corp.	77,383	2,202,320
Kinder Morgan, Inc.	1,010,600	14,229,248
Marathon Oil Corp.	410,968	2,975,408
Marathon Petroleum Corp.	337,754	14,577,463
Occidental Petroleum Corp.	435,066	8,727,424
ONEOK, Inc.	230,689	9,188,343
Phillips 66 Co.	226,746	15,373,379
Pioneer Natural Resources Co.	104,966	12,690,389
The Williams Companies, Inc.	629,968	13,374,221
Valero Energy Corp.	211,682	11,945,215
		356,354,462

TOTAL ENERGY		392,483,719

FINANCIALS - 10.3%
Banks - 3.9%
Bank of America Corp.	3,951,625	117,165,681
Citigroup, Inc.	1,080,709	62,670,315
Citizens Financial Group, Inc.	221,651	8,076,962
Comerica, Inc.	72,364	4,139,221
Fifth Third Bancorp	369,778	10,697,678
First Republic Bank	90,290	13,091,147
Huntington Bancshares, Inc.	528,002	6,982,826
JPMorgan Chase & Co.	1,582,286	203,592,740
KeyCorp	506,801	8,544,665
M&T Bank Corp.	66,589	8,821,045
Peoples United Financial, Inc.	221,163	3,021,087
PNC Financial Services Group, Inc.	219,931	31,564,497
Regions Financial Corp.	498,459	8,478,788
SVB Financial Group (a)	26,888	11,771,029
Truist Financial Corp.	699,777	33,575,300
U.S. Bancorp	711,578	30,491,117
Wells Fargo & Co.	2,146,139	64,126,633
Zions Bancorp NA	85,031	3,753,268
		630,563,999
Capital Markets - 2.7%
Ameriprise Financial, Inc.	61,245	12,118,548
Bank of New York Mellon Corp.	423,181	16,855,299
BlackRock, Inc. Class A	73,627	51,631,670
Cboe Global Markets, Inc.	55,961	5,133,303
Charles Schwab Corp.	774,332	39,909,071
CME Group, Inc.	186,349	33,867,067
Franklin Resources, Inc.	141,261	3,713,752
Goldman Sachs Group, Inc.	178,604	48,432,047
Intercontinental Exchange, Inc.	291,365	32,152,128
Invesco Ltd.	195,138	4,017,891
MarketAxess Holdings, Inc.	19,707	10,656,757
Moody's Corp.	83,840	22,323,238
Morgan Stanley	741,930	49,746,407
MSCI, Inc.	43,032	17,010,550
NASDAQ, Inc.	59,610	8,063,445
Northern Trust Corp.	108,039	9,635,998
Raymond James Financial, Inc.	63,263	6,321,872
S&P Global, Inc.	124,895	39,591,715
State Street Corp.	183,134	12,819,380
T. Rowe Price Group, Inc.	117,543	18,393,129
		442,393,267
Consumer Finance - 0.5%
American Express Co.	338,561	39,361,102
Capital One Financial Corp.	237,419	24,753,305
Discover Financial Services	159,098	13,291,047
Synchrony Financial	281,816	9,483,108
		86,888,562
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (a)	1,010,212	230,197,008
Insurance - 1.8%
AFLAC, Inc.	339,057	15,318,595
Allstate Corp.	157,825	16,915,684
American International Group, Inc.	447,174	16,742,195
Aon PLC	118,672	24,102,283
Arthur J. Gallagher & Co.	99,823	11,520,572
Assurant, Inc.	30,744	4,164,890
Chubb Ltd.	234,297	34,130,044
Cincinnati Financial Corp.	77,668	6,531,102
Everest Re Group Ltd.	20,778	4,385,820
Globe Life, Inc.	50,048	4,523,839
Hartford Financial Services Group, Inc.	185,987	8,931,096
Lincoln National Corp.	94,457	4,296,849
Loews Corp.	121,434	5,499,746
Marsh & McLennan Companies, Inc.	263,273	28,936,335
MetLife, Inc.	397,017	19,116,369
Principal Financial Group, Inc.	132,589	6,532,660
Progressive Corp.	303,973	26,503,406
Prudential Financial, Inc.	205,509	16,087,245
The Travelers Companies, Inc.	131,481	17,920,860
Unum Group	105,502	2,450,811
W.R. Berkley Corp.	73,184	4,547,654
Willis Towers Watson PLC	66,912	13,579,121
		292,737,176

TOTAL FINANCIALS		1,682,780,012

HEALTH CARE - 13.7%
Biotechnology - 1.9%
AbbVie, Inc.	916,437	93,916,464
Alexion Pharmaceuticals, Inc. (a)	113,600	17,418,288
Amgen, Inc.	302,198	72,959,663
Biogen, Inc. (a)	79,878	22,574,322
Gilead Sciences, Inc.	650,689	42,685,198
Incyte Corp. (a)	96,629	8,672,453
Regeneron Pharmaceuticals, Inc. (a)	54,430	27,424,011
Vertex Pharmaceuticals, Inc. (a)	134,985	30,922,364
		316,572,763
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	920,016	113,704,777
Abiomed, Inc. (a)	23,457	8,168,900
Align Technology, Inc. (a)	37,246	19,568,303
Baxter International, Inc.	265,158	20,372,089
Becton, Dickinson & Co.	150,552	39,413,008
Boston Scientific Corp. (a)	743,301	26,342,587
Danaher Corp.	328,187	78,055,996
Dentsply Sirona, Inc.	113,446	6,068,227
DexCom, Inc. (a)	49,848	18,685,523
Edwards Lifesciences Corp. (a)	323,524	26,716,612
Hologic, Inc. (a)	133,411	10,636,859
IDEXX Laboratories, Inc. (a)	44,278	21,194,993
Intuitive Surgical, Inc. (a)	61,022	45,622,488
Medtronic PLC	698,704	77,786,716
ResMed, Inc.	75,223	15,162,700
STERIS PLC	44,289	8,286,915
Stryker Corp.	169,711	37,507,828
Teleflex, Inc.	24,173	9,128,450
The Cooper Companies, Inc.	25,456	9,267,002
Varian Medical Systems, Inc. (a)	47,417	8,325,003
West Pharmaceutical Services, Inc.	38,375	11,492,929
Zimmer Biomet Holdings, Inc.	107,595	16,534,124
		628,042,029
Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	76,330	7,953,586
Anthem, Inc.	129,096	38,338,930
Cardinal Health, Inc.	152,290	8,182,542
Centene Corp. (a)	300,955	18,147,587
Cigna Corp.	187,526	40,702,518
CVS Health Corp.	679,423	48,680,658
DaVita HealthCare Partners, Inc. (a)	38,473	4,515,576
HCA Holdings, Inc.	137,001	22,259,922
Henry Schein, Inc. (a)	74,149	4,882,712
Humana, Inc.	68,694	26,317,358
Laboratory Corp. of America Holdings (a)	50,555	11,572,545
McKesson Corp.	83,339	14,540,155
Quest Diagnostics, Inc.	69,947	9,033,655
UnitedHealth Group, Inc.	492,519	164,294,488
Universal Health Services, Inc. Class B	40,359	5,031,960
		424,454,192
Health Care Technology - 0.1%
Cerner Corp.	159,140	12,748,705
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	158,840	19,087,803
Bio-Rad Laboratories, Inc. Class A (a)	11,173	6,410,732
Illumina, Inc. (a)	75,787	32,318,608
IQVIA Holdings, Inc. (a)	99,522	17,695,012
Mettler-Toledo International, Inc. (a)	12,351	14,427,203
PerkinElmer, Inc.	58,123	8,548,150
Thermo Fisher Scientific, Inc.	205,734	104,862,620
Waters Corp. (a)	32,207	8,524,227
		211,874,355
Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	1,173,001	72,057,451
Catalent, Inc. (a)	85,491	9,835,740
Eli Lilly & Co.	412,137	85,712,132
Johnson & Johnson	1,366,519	222,920,244
Merck & Co., Inc.	1,313,296	101,215,723
Perrigo Co. PLC	71,082	3,035,201
Pfizer, Inc.	2,885,286	103,581,767
Viatris, Inc. (a)	626,218	10,639,444
Zoetis, Inc. Class A	246,702	38,053,784
		647,051,486

TOTAL HEALTH CARE		2,240,743,530

INDUSTRIALS - 8.1%
Aerospace & Defense - 1.5%
General Dynamics Corp.	120,652	17,697,235
Howmet Aerospace, Inc.	202,652	4,981,186
Huntington Ingalls Industries, Inc.	21,036	3,309,594
L3Harris Technologies, Inc.	109,058	18,704,538
Lockheed Martin Corp.	127,801	41,128,918
Northrop Grumman Corp.	80,480	23,066,373
Raytheon Technologies Corp.	788,334	52,605,528
Teledyne Technologies, Inc. (a)	19,143	6,834,242
Textron, Inc.	118,888	5,380,871
The Boeing Co.	275,460	53,491,577
TransDigm Group, Inc.	28,257	15,634,033
		242,834,095
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	70,561	6,037,199
Expeditors International of Washington, Inc.	87,853	7,864,601
FedEx Corp.	125,404	29,512,577
United Parcel Service, Inc. Class B	371,263	57,545,765
		100,960,142
Airlines - 0.2%
Alaska Air Group, Inc.	64,288	3,139,183
American Airlines Group, Inc. (b)	317,050	5,443,749
Delta Air Lines, Inc.	331,036	12,566,127
Southwest Airlines Co.	306,378	13,462,249
United Airlines Holdings, Inc. (a)	151,910	6,074,881
		40,686,189
Building Products - 0.4%
A.O. Smith Corp.	70,281	3,816,258
Allegion PLC	47,887	5,124,388
Carrier Global Corp.	422,880	16,280,880
Fortune Brands Home & Security, Inc.	72,101	6,218,711
Johnson Controls International PLC	375,730	18,718,869
Masco Corp.	135,807	7,375,678
Trane Technologies PLC	124,638	17,866,857
		75,401,641
Commercial Services & Supplies - 0.4%
Cintas Corp.	45,622	14,513,271
Copart, Inc. (a)	107,868	11,838,513
Republic Services, Inc.	109,194	9,884,241
Rollins, Inc.	114,622	4,128,684
Waste Management, Inc.	201,825	22,467,159
		62,831,868
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	67,256	6,790,166
Quanta Services, Inc.	72,242	5,090,894
		11,881,060
Electrical Equipment - 0.5%
AMETEK, Inc.	119,426	13,526,189
Eaton Corp. PLC	206,909	24,353,189
Emerson Electric Co.	310,441	24,633,493
Rockwell Automation, Inc.	60,307	14,988,099
		77,500,970
Industrial Conglomerates - 1.2%
3M Co.	299,418	52,595,766
General Electric Co.	4,547,158	48,563,647
Honeywell International, Inc.	364,235	71,160,592
Roper Technologies, Inc.	54,437	21,388,842
		193,708,847
Machinery - 1.7%
Caterpillar, Inc.	282,001	51,561,063
Cummins, Inc.	76,827	18,009,785
Deere & Co.	162,670	46,979,096
Dover Corp.	74,795	8,712,870
Flowserve Corp.	67,544	2,401,865
Fortive Corp.	175,031	11,566,048
IDEX Corp.	39,295	7,316,336
Illinois Tool Works, Inc.	149,513	29,036,920
Ingersoll Rand, Inc. (a)	192,952	8,073,112
Otis Worldwide Corp.	211,375	13,665,394
PACCAR, Inc.	179,829	16,404,001
Parker Hannifin Corp.	66,859	17,691,560
Pentair PLC	86,415	4,706,161
Snap-On, Inc.	28,148	5,066,359
Stanley Black & Decker, Inc.	83,169	14,428,990
Westinghouse Air Brake Co.	92,860	6,891,141
Xylem, Inc.	93,553	9,036,284
		271,546,985
Professional Services - 0.3%
Equifax, Inc.	63,147	11,183,965
IHS Markit Ltd.	193,473	16,847,629
Nielsen Holdings PLC	184,858	4,127,879
Robert Half International, Inc.	59,075	3,987,563
Verisk Analytics, Inc.	84,407	15,488,685
		51,635,721
Road & Rail - 1.0%
CSX Corp.	396,987	34,043,620
J.B. Hunt Transport Services, Inc.	43,332	5,835,087
Kansas City Southern	48,587	9,847,127
Norfolk Southern Corp.	131,840	31,195,981
Old Dominion Freight Lines, Inc.	49,942	9,688,748
Union Pacific Corp.	349,800	69,075,006
		159,685,569
Trading Companies & Distributors - 0.2%
Fastenal Co.	297,999	13,585,774
United Rentals, Inc. (a)	37,445	9,099,509
W.W. Grainger, Inc.	23,399	8,526,362
		31,211,645

TOTAL INDUSTRIALS		1,319,884,732

INFORMATION TECHNOLOGY - 27.7%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	28,277	8,696,874
Cisco Systems, Inc.	2,193,405	97,781,995
F5 Networks, Inc. (a)	31,975	6,265,501
Juniper Networks, Inc.	171,395	4,185,466
Motorola Solutions, Inc.	87,996	14,743,730
		131,673,566
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	155,294	19,393,115
CDW Corp.	74,225	9,772,464
Corning, Inc.	396,588	14,225,612
FLIR Systems, Inc.	68,077	3,543,408
IPG Photonics Corp. (a)	18,494	4,132,114
Keysight Technologies, Inc. (a)	96,191	13,619,684
TE Connectivity Ltd.	171,689	20,671,356
Trimble, Inc. (a)	129,866	8,559,468
Vontier Corp. (a)	87,125	2,825,464
Zebra Technologies Corp. Class A (a)	27,677	10,733,971
		107,476,656
IT Services - 5.1%
Accenture PLC Class A	328,878	79,562,166
Akamai Technologies, Inc. (a)	84,505	9,382,590
Automatic Data Processing, Inc.	222,594	36,754,721
Broadridge Financial Solutions, Inc.	60,016	8,480,861
Cognizant Technology Solutions Corp. Class A	277,525	21,633,074
DXC Technology Co.	132,065	3,724,233
Fidelity National Information Services, Inc.	322,099	39,766,343
Fiserv, Inc. (a)	298,486	30,651,527
FleetCor Technologies, Inc. (a)	43,294	10,509,619
Gartner, Inc. (a)	46,347	7,040,573
Global Payments, Inc.	155,383	27,428,207
IBM Corp.	462,539	55,093,020
Jack Henry & Associates, Inc.	39,614	5,735,711
Leidos Holdings, Inc.	69,441	7,364,912
MasterCard, Inc. Class A	456,665	144,438,573
Paychex, Inc.	166,084	14,502,455
PayPal Holdings, Inc. (a)	608,216	142,511,091
The Western Union Co.	213,660	4,758,208
VeriSign, Inc. (a)	52,125	10,115,899
Visa, Inc. Class A	880,213	170,101,162
		829,554,945
Semiconductors & Semiconductor Equipment - 5.4%
Advanced Micro Devices, Inc. (a)	624,318	53,466,594
Analog Devices, Inc.	191,796	28,257,305
Applied Materials, Inc.	474,080	45,834,054
Broadcom, Inc.	209,972	94,592,386
Enphase Energy, Inc. (a)	65,579	11,958,331
Intel Corp.	2,127,227	118,082,371
KLA Corp.	80,179	22,455,733
Lam Research Corp.	74,754	36,177,198
Maxim Integrated Products, Inc.	138,750	12,169,763
Microchip Technology, Inc.	135,160	18,396,628
Micron Technology, Inc. (a)	577,861	45,229,180
NVIDIA Corp.	321,317	166,953,100
Qorvo, Inc. (a)	59,204	10,116,780
Qualcomm, Inc.	587,091	91,750,581
Skyworks Solutions, Inc.	86,211	14,591,212
Teradyne, Inc.	86,198	9,781,749
Texas Instruments, Inc.	476,493	78,950,125
Xilinx, Inc.	127,241	16,613,857
		875,376,947
Software - 8.7%
Adobe, Inc. (a)	249,019	114,242,447
ANSYS, Inc. (a)	44,582	15,798,523
Autodesk, Inc. (a)	114,142	31,666,415
Cadence Design Systems, Inc. (a)	144,791	18,879,298
Citrix Systems, Inc.	63,911	8,519,975
Fortinet, Inc. (a)	69,940	10,123,815
Intuit, Inc.	136,389	49,267,798
Microsoft Corp.	3,924,572	910,343,721
NortonLifeLock, Inc.	307,227	6,473,273
Oracle Corp.	984,637	59,501,614
Paycom Software, Inc. (a)	25,429	9,656,408
Salesforce.com, Inc. (a)	474,968	107,133,782
ServiceNow, Inc. (a)	101,275	55,008,529
Synopsys, Inc. (a)	79,223	20,237,515
Tyler Technologies, Inc. (a)	20,933	8,850,263
		1,425,703,376
Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	8,295,917	1,094,729,196
Hewlett Packard Enterprise Co.	667,875	8,241,578
HP, Inc.	712,944	17,353,057
NetApp, Inc.	115,943	7,703,253
Seagate Technology LLC (b)	116,016	7,670,978
Western Digital Corp.	157,922	8,911,538
Xerox Holdings Corp.	87,063	1,830,935
		1,146,440,535

TOTAL INFORMATION TECHNOLOGY		4,516,226,025

MATERIALS - 2.6%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	114,732	30,605,908
Albemarle Corp. U.S.	55,260	8,988,592
Celanese Corp. Class A	60,670	7,410,841
CF Industries Holdings, Inc.	111,204	4,601,622
Corteva, Inc.	386,714	15,414,420
Dow, Inc.	385,030	19,983,057
DuPont de Nemours, Inc. (b)	380,926	30,264,571
Eastman Chemical Co.	70,305	6,914,497
Ecolab, Inc.	128,908	26,362,975
FMC Corp.	67,349	7,293,223
International Flavors & Fragrances, Inc. (b)	55,502	6,237,315
Linde PLC	272,446	66,858,248
LyondellBasell Industries NV Class A	133,464	11,445,873
PPG Industries, Inc.	122,608	16,516,524
Sherwin-Williams Co.	42,431	29,353,766
The Mosaic Co.	179,256	4,653,486
		292,904,918
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	32,322	9,289,666
Vulcan Materials Co.	68,779	10,257,700
		19,547,366
Containers & Packaging - 0.4%
Amcor PLC	814,159	8,906,899
Avery Dennison Corp.	43,299	6,532,520
Ball Corp.	169,798	14,945,620
International Paper Co.	204,048	10,265,655
Packaging Corp. of America	49,221	6,618,256
Sealed Air Corp.	80,546	3,404,679
WestRock Co.	136,354	5,649,146
		56,322,775
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	754,175	20,294,849
Newmont Corp.	417,020	24,854,392
Nucor Corp.	156,718	7,636,868
		52,786,109

TOTAL MATERIALS		421,561,168

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc.	64,271	10,740,327
American Tower Corp.	230,587	52,426,260
AvalonBay Communities, Inc.	72,466	11,860,510
Boston Properties, Inc.	73,524	6,710,535
Crown Castle International Corp.	223,882	35,655,447
Digital Realty Trust, Inc.	145,429	20,934,505
Duke Realty Corp.	193,053	7,637,177
Equinix, Inc.	46,252	34,224,630
Equity Residential (SBI)	177,769	10,957,681
Essex Property Trust, Inc.	33,845	8,109,600
Extra Space Storage, Inc.	67,080	7,633,033
Federal Realty Investment Trust (SBI)	35,829	3,137,187
Healthpeak Properties, Inc.	279,441	8,285,426
Host Hotels & Resorts, Inc.	366,258	4,962,796
Iron Mountain, Inc.	149,655	5,038,884
Kimco Realty Corp.	224,188	3,701,344
Mid-America Apartment Communities, Inc.	59,357	7,879,642
Prologis (REIT), Inc.	383,720	39,599,904
Public Storage	78,949	17,970,371
Realty Income Corp.	182,185	10,759,846
Regency Centers Corp.	81,790	3,858,852
SBA Communications Corp. Class A	57,679	15,496,617
Simon Property Group, Inc.	170,205	15,817,151
SL Green Realty Corp.	37,648	2,540,487
UDR, Inc.	152,857	5,877,352
Ventas, Inc.	194,431	8,957,436
Vornado Realty Trust	81,597	3,244,297
Welltower, Inc.	216,616	13,126,930
Weyerhaeuser Co.	387,456	12,084,753
		389,228,980
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	174,128	10,618,325

TOTAL REAL ESTATE		399,847,305

UTILITIES - 2.8%
Electric Utilities - 1.8%
Alliant Energy Corp.	129,611	6,305,575
American Electric Power Co., Inc.	257,657	20,847,028
Duke Energy Corp.	382,010	35,908,940
Edison International	196,472	11,426,812
Entergy Corp.	103,927	9,907,361
Evergy, Inc.	117,722	6,325,203
Eversource Energy	177,948	15,570,450
Exelon Corp.	506,380	21,045,153
FirstEnergy Corp.	281,647	8,663,462
NextEra Energy, Inc.	1,016,938	82,239,776
NRG Energy, Inc.	126,803	5,250,912
Pinnacle West Capital Corp.	58,544	4,405,436
PPL Corp.	399,041	11,041,464
Southern Co.	548,266	32,303,833
Xcel Energy, Inc.	272,746	17,453,017
		288,694,422
Gas Utilities - 0.0%
Atmos Energy Corp.	65,360	5,817,040
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	345,271	8,421,160
Multi-Utilities - 0.8%
Ameren Corp.	128,305	9,330,340
CenterPoint Energy, Inc.	282,792	5,964,083
CMS Energy Corp.	148,615	8,453,221
Consolidated Edison, Inc.	177,568	12,568,263
Dominion Energy, Inc.	423,474	30,867,020
DTE Energy Co.	100,469	11,927,680
NiSource, Inc.	199,341	4,415,403
Public Service Enterprise Group, Inc.	262,568	14,816,712
Sempra Energy	149,739	18,531,699
WEC Energy Group, Inc.	163,730	14,555,597
		131,430,018
Water Utilities - 0.1%
American Water Works Co., Inc.	94,095	14,962,987

TOTAL UTILITIES		449,325,627

TOTAL COMMON STOCKS
(Cost $10,259,603,797)		16,270,744,858
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.09% 5/6/21 (c)
(Cost $2,999,326)	3,000,000	2,999,510
	Shares	Value

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.09% (d)	109,416,376	$109,438,259
Fidelity Securities Lending Cash Central Fund 0.09% (d)(e)	34,324,073	34,327,506
TOTAL MONEY MARKET FUNDS
(Cost $143,765,765)		143,765,765
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $10,406,368,888)		16,417,510,133
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(100,786,634)
NET ASSETS - 100%		$16,316,723,499

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	246	March 2021	$45,573,960	$(1,067,210)	$(1,067,210)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,999,510.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$34,814
Fidelity Securities Lending Cash Central Fund	43,576
Total	$78,390

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,743,251,008	$1,743,251,008	$--	$--
Consumer Discretionary	2,091,423,991	2,091,423,991	--	--
Consumer Staples	1,013,217,741	1,013,217,741	--	--
Energy	392,483,719	392,483,719	--	--
Financials	1,682,780,012	1,682,780,012	--	--
Health Care	2,240,743,530	2,240,743,530	--	--
Industrials	1,319,884,732	1,319,884,732	--	--
Information Technology	4,516,226,025	4,516,226,025	--	--
Materials	421,561,168	421,561,168	--	--
Real Estate	399,847,305	399,847,305	--	--
Utilities	449,325,627	449,325,627	--	--
U.S. Government and Government Agency Obligations	2,999,510	--	2,999,510	--
Money Market Funds	143,765,765	143,765,765	--	--
Total Investments in Securities:	$16,417,510,133	$16,414,510,623	$2,999,510	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,067,210)	$(1,067,210)	$--	$--
Total Liabilities	$(1,067,210)	$(1,067,210)	$--	$--
Total Derivative Instruments:	$(1,067,210)	$(1,067,210)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,067,210)
Total Equity Risk	0	(1,067,210)
Total Value of Derivatives	$0	$(1,067,210)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $32,907,394) — See accompanying schedule: Unaffiliated issuers (cost $10,262,603,123)	$16,273,744,368
Fidelity Central Funds (cost $143,765,765)	143,765,765
Total Investment in Securities (cost $10,406,368,888)		$16,417,510,133
Segregated cash with brokers for derivative instruments		5,000
Cash		149,668
Receivable for fund shares sold		81,594,542
Dividends receivable		15,423,311
Distributions receivable from Fidelity Central Funds		22,132
Prepaid expenses		12,456
Receivable from investment adviser for expense reductions		63,458
Total assets		16,514,780,700
Liabilities
Payable for investments purchased	$152,521,749
Payable for fund shares redeemed	9,939,373
Accrued management fee	211,830
Payable for daily variation margin on futures contracts	899,623
Other payables and accrued expenses	126,944
Collateral on securities loaned	34,357,682
Total liabilities		198,057,201
Net Assets		$16,316,723,499
Net Assets consist of:
Paid in capital		$10,467,283,836
Total accumulated earnings (loss)		5,849,439,663
Net Assets		$16,316,723,499
Net Asset Value, offering price and redemption price per share ($16,316,723,499 ÷ 839,705,079 shares)		$19.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$124,995,377
Interest		558
Income from Fidelity Central Funds (including $43,576 from security lending)		78,390
Total income		125,074,325
Expenses
Management fee	$1,161,616
Custodian fees and expenses	107,349
Independent trustees' fees and expenses	23,141
Registration fees	73,016
Audit	27,645
Legal	26,941
Interest	43,751
Miscellaneous	31,623
Total expenses before reductions	1,495,082
Expense reductions	(261,837)
Total expenses after reductions		1,233,245
Net investment income (loss)		123,841,080
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	494,525,174
Fidelity Central Funds	469
Futures contracts	12,469,667
Total net realized gain (loss)		506,995,310
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,594,085,719
Fidelity Central Funds	(533)
Futures contracts	(3,672,484)
Total change in net unrealized appreciation (depreciation)		1,590,412,702
Net gain (loss)		2,097,408,012
Net increase (decrease) in net assets resulting from operations		$2,221,249,092

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$123,841,080	$284,095,895
Net realized gain (loss)	506,995,310	21,656,675
Change in net unrealized appreciation (depreciation)	1,590,412,702	1,360,854,382
Net increase (decrease) in net assets resulting from operations	2,221,249,092	1,666,606,952
Distributions to shareholders	(616,908,279)	(277,507,662)
Share transactions
Proceeds from sales of shares	9,410,174,511	17,656,249,318
Reinvestment of distributions	610,586,296	184,843,686
Cost of shares redeemed	(10,714,822,607)	(17,870,724,118)
Net increase (decrease) in net assets resulting from share transactions	(694,061,800)	(29,631,114)
Total increase (decrease) in net assets	910,279,013	1,359,468,176
Net Assets
Beginning of period	15,406,444,486	14,046,976,310
End of period	$16,316,723,499	$15,406,444,486
Other Information
Shares
Sold	500,834,609	1,091,411,412
Issued in reinvestment of distributions	32,481,306	11,014,839
Redeemed	(564,963,495)	(1,104,319,712)
Net increase (decrease)	(31,647,580)	(1,893,461)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI U.S. Large Cap Index Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$17.68	$16.09	$15.21	$13.30	$11.55	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.32	.30	.27	.25	.07
Net realized and unrealized gain (loss)	2.37	1.56	.87	1.86	1.59	1.48
Total from investment operations	2.52	1.88	1.17	2.13	1.84	1.55
Distributions from net investment income	(.35)	(.29)	(.28)	(.19)	(.09)	–
Distributions from net realized gain	(.42)	–	(.01)	(.03)	–C	–
Total distributions	(.77)	(.29)	(.29)	(.22)	(.09)	–
Net asset value, end of period	$19.43	$17.68	$16.09	$15.21	$13.30	$11.55
Total ReturnD,E	14.46%	11.84%	7.97%	16.22%	16.03%	15.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.02%H	.02%	.09%	.09%	.09%	.22%H
Expenses net of fee waivers, if any	.02%H	.02%	.02%	.02%	.02%	.02%H
Expenses net of all reductions	.02%H	.02%	.02%	.02%	.02%	.02%H
Net investment income (loss)	1.60%H	1.97%	2.00%	1.87%	2.05%	1.33%H
Supplemental Data
Net assets, end of period (000 omitted)	$16,316,723	$15,406,444	$14,046,976	$13,692,497	$8,155,030	$2,439,831
Portfolio turnover rateI	92%H	80%	41%	26%	17%	- %J

 A For the period February 2, 2016 (commencement of operations) to July 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021

1. Organization.

Fidelity SAI U.S. Large Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, certain deemed distributions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,308,172,015
Gross unrealized depreciation	(504,397,885)
Net unrealized appreciation (depreciation)	$5,803,774,130
Tax cost	$10,612,668,793

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI U.S. Large Cap Index Fund	7,096,627,150	8,236,143,179

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .015% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI U.S. Large Cap Index Fund	Borrower	$135,453,514.33%		$43,751

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity SAI U.S. Large Cap Index Fund	$15,590

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI U.S. Large Cap Index Fund	$6,440	$84	$–

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .015% of average net assets. This reimbursement will remain in place through November 30, 2021. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $261,830.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $7.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity SAI U.S. Large Cap Index Fund	.02%
Actual		$1,000.00	$1,144.60	$.11
Hypothetical-C		$1,000.00	$1,025.10	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI U.S. Large Cap Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's and Geode's investments in business continuity planning, and their success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one- and three-year periods. Due to the characteristics of the fund, no peer group performance information was considered by the Board. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity SAI U.S. Large Cap Index Fund

The Board considered that effective July 1, 2016, the fund's management fee rate was reduced from 0.02% to 0.015%. The Board considered that the chart below reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire period.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

At its September 2020 meeting, the Board also approved an amendment to the fund's sub-advisory agreement with Geode (effective October 1, 2020) that lowered the sub-advisory fee rate that FMR pays to Geode.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2019.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.015% through November 30, 2021.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SV9-SANN-0321
1.9870994.104

Fidelity® SAI Real Estate Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

January 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
American Tower Corp.	8.2
Prologis (REIT), Inc.	6.1
Crown Castle International Corp.	5.3
Equinix, Inc.	4.5
Digital Realty Trust, Inc.	3.2
Public Storage	3.0
Simon Property Group, Inc.	2.5
SBA Communications Corp. Class A	2.5
Welltower, Inc.	2.1
Weyerhaeuser Co.	2.0
39.4

Top Five REIT Sectors as of January 31, 2021

% of fund's net assets
REITs - Diversified	24.8
REITs - Management/Investment	12.4
REITs - Apartments	11.0
REITs - Warehouse/Industrial	9.1
REITs - Health Care	8.0

Asset Allocation (% of fund's net assets)

As of January 31, 2021*
Stocks and Equity Futures	100.0%

 * Foreign investments - 0.1%

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 95.1%
REITs - Apartments - 11.0%
American Campus Communities, Inc.	81,116	$3,338,735
American Homes 4 Rent Class A	160,685	4,857,508
Apartment Investment & Management Co. Class A	96,326	442,136
AvalonBay Communities, Inc.	79,255	12,971,666
Camden Property Trust (SBI)	55,491	5,668,406
Centerspace	8,206	573,928
Equity Residential (SBI)	208,875	12,875,055
Essex Property Trust, Inc.	36,920	8,846,401
Independence Realty Trust, Inc.	65,330	867,582
Invitation Homes, Inc.	315,544	9,302,237
Mid-America Apartment Communities, Inc.	65,136	8,646,804
UDR, Inc.	167,302	6,432,762
		74,823,220
REITs - Diversified - 24.8%
Alexander & Baldwin, Inc.	45,466	687,446
American Finance Trust, Inc.	65,497	476,818
Apartment Income (REIT) Corp.	88,168	3,418,273
Apple Hospitality (REIT), Inc.	130,234	1,625,320
Armada Hoffler Properties, Inc.	38,473	413,585
CatchMark Timber Trust, Inc.	41,659	379,930
Colony Capital, Inc.	311,820	1,546,627
CorePoint Lodging, Inc.	38,789	264,153
Cousins Properties, Inc.	86,400	2,725,056
Crown Castle International Corp.	228,070	36,322,428
Digital Realty Trust, Inc.	150,284	21,633,382
Duke Realty Corp.	212,616	8,411,089
EPR Properties	45,372	1,798,546
Equinix, Inc.	41,469	30,685,401
Gaming & Leisure Properties	122,652	5,044,677
Gladstone Commercial Corp.	25,002	442,785
Global Net Lease, Inc.	51,320	826,765
Lamar Advertising Co. Class A	50,288	4,062,265
NexPoint Residential Trust, Inc.	14,496	572,157
One Liberty Properties, Inc.	11,652	233,506
Outfront Media, Inc.	88,613	1,615,415
Potlatch Corp.	42,236	2,017,191
Preferred Apartment Communities, Inc. Class A	33,508	240,923
PS Business Parks, Inc.	11,628	1,582,803
Safehold, Inc.	9,832	723,439
SBA Communications Corp. Class A	63,579	17,081,770
Store Capital Corp.	137,197	4,255,851
The GEO Group, Inc.	72,503	648,177
Uniti Group, Inc.	118,004	1,452,629
VICI Properties, Inc.	270,505	6,838,366
Vornado Realty Trust	92,879	3,692,869
Washington REIT (SBI)	42,394	930,124
WP Carey, Inc.	98,031	6,509,258
		169,159,024
REITs - Health Care - 8.0%
CareTrust (REIT), Inc.	61,519	1,381,717
Community Healthcare Trust, Inc.	16,294	728,668
Diversified Healthcare Trust (SBI)	152,921	614,742
Global Medical REIT, Inc.	38,974	488,734
Healthcare Realty Trust, Inc.	78,519	2,356,355
Healthcare Trust of America, Inc.	126,097	3,562,240
Healthpeak Properties, Inc.	291,186	8,633,665
LTC Properties, Inc.	24,048	929,215
Medical Properties Trust, Inc.	329,757	6,961,170
New Senior Investment Group, Inc.	76,255	404,152
Physicians Realty Trust	120,788	2,129,492
Sabra Health Care REIT, Inc.	123,002	2,065,204
Universal Health Realty Income Trust (SBI)	7,509	448,137
Ventas, Inc.	212,017	9,767,623
Welltower, Inc.	234,067	14,184,460
		54,655,574
REITs - Health Care Facilities - 0.9%
National Health Investors, Inc.	26,980	1,749,383
Omega Healthcare Investors, Inc.	130,919	4,741,886
		6,491,269
REITs - Hotels - 3.1%
Chatham Lodging Trust	36,625	392,254
DiamondRock Hospitality Co.	126,014	1,033,315
Hersha Hospitality Trust	34,509	263,649
Host Hotels & Resorts, Inc.	403,968	5,473,766
MGM Growth Properties LLC	79,687	2,482,250
Park Hotels & Resorts, Inc.	142,098	2,370,195
Pebblebrook Hotel Trust	79,773	1,466,228
RLJ Lodging Trust	104,474	1,348,759
Ryman Hospitality Properties, Inc.	31,606	2,049,649
Service Properties Trust	101,499	1,076,904
Summit Hotel Properties, Inc.	72,552	587,671
Sunstone Hotel Investors, Inc.	132,900	1,422,030
Xenia Hotels & Resorts, Inc.	72,278	1,045,863
		21,012,533
REITs - Industrial Buildings - 0.4%
Stag Industrial, Inc.	91,336	2,721,813
REITs - Management/Investment - 12.4%
American Assets Trust, Inc.	30,424	840,615
American Tower Corp.	245,232	55,755,948
CoreSite Realty Corp.	22,583	3,036,059
Empire State Realty Trust, Inc.	96,260	949,124
iStar Financial, Inc.	54,618	829,101
Lexington Corporate Properties Trust	151,842	1,556,381
National Retail Properties, Inc.	99,445	3,878,355
Rayonier, Inc.	74,740	2,298,255
Retail Properties America, Inc.	132,417	1,219,561
UMH Properties, Inc.	26,404	388,139
Weyerhaeuser Co.	425,641	13,275,743
Whitestone REIT Class B	33,072	257,962
		84,285,243
REITs - Manufactured Homes - 2.0%
Equity Lifestyle Properties, Inc.	98,412	5,987,386
Sun Communities, Inc.	53,887	7,712,846
		13,700,232
REITs - Office Buildings - 0.8%
CyrusOne, Inc.	67,303	4,909,754
Office Properties Income Trust	25,339	586,344
		5,496,098
REITs - Office Property - 7.2%
Alexandria Real Estate Equities, Inc.	71,440	11,938,338
Boston Properties, Inc.	83,814	7,649,704
Brandywine Realty Trust (SBI)	109,232	1,201,552
City Office REIT, Inc.	36,486	343,698
Columbia Property Trust, Inc.	63,745	866,932
Corporate Office Properties Trust (SBI)	68,858	1,808,900
Douglas Emmett, Inc.	96,030	2,660,991
Easterly Government Properties, Inc.	47,261	1,037,379
Equity Commonwealth	63,355	1,806,251
Franklin Street Properties Corp.	59,049	242,691
Highwoods Properties, Inc. (SBI)	61,939	2,322,093
Hudson Pacific Properties, Inc.	90,654	2,124,930
JBG SMITH Properties	66,822	1,995,305
Kilroy Realty Corp.	59,185	3,351,647
Mack-Cali Realty Corp.	49,736	633,139
Paramount Group, Inc.	105,246	935,637
Piedmont Office Realty Trust, Inc. Class A	69,473	1,068,495
SL Green Realty Corp.	43,802	2,955,759
VEREIT, Inc.	126,481	4,455,926
		49,399,367
REITs - Regional Malls - 2.8%
Simon Property Group, Inc.	184,519	17,147,351
Tanger Factory Outlet Centers, Inc.	66,300	1,023,009
The Macerich Co. (a)	71,874	1,128,422
		19,298,782
REITs - Shopping Centers - 5.2%
Acadia Realty Trust (SBI)	49,470	717,315
Alexanders, Inc.	1,359	363,125
Brixmor Property Group, Inc.	175,329	2,968,320
Federal Realty Investment Trust (SBI)	41,482	3,632,164
Kimco Realty Corp.	249,839	4,124,842
Kite Realty Group Trust	54,832	874,022
Realty Income Corp.	190,863	11,272,369
Regency Centers Corp.	96,149	4,536,310
Retail Opportunity Investments Corp.	79,094	1,114,434
Retail Value, Inc.	16,613	259,329
RPT Realty	54,621	505,244
Saul Centers, Inc.	8,481	253,836
Seritage Growth Properties (a)(b)	28,721	511,521
SITE Centers Corp.	99,694	1,105,606
Urban Edge Properties	76,310	1,052,315
Urstadt Biddle Properties, Inc. Class A	22,583	312,323
Washington Prime Group, Inc.	23,257	327,924
Weingarten Realty Investors (SBI)	71,664	1,613,157
		35,544,156
REITs - Single Tenant - 1.1%
Agree Realty Corp.	29,284	1,850,749
Essential Properties Realty Trust, Inc.	60,067	1,250,595
Four Corners Property Trust, Inc.	45,587	1,201,673
Getty Realty Corp.	22,887	608,108
Spirit Realty Capital, Inc.	59,926	2,310,747
		7,221,872
REITs - Storage - 6.3%
CubeSmart	115,243	4,015,066
Extra Space Storage, Inc.	74,232	8,446,859
Iron Mountain, Inc.	167,771	5,648,850
Life Storage, Inc.	42,429	3,461,358
National Storage Affiliates Trust	37,698	1,377,485
Public Storage	88,754	20,202,185
		43,151,803
REITs - Warehouse/Industrial - 9.1%
Americold Realty Trust	118,552	4,138,650
EastGroup Properties, Inc.	23,240	3,140,654
First Industrial Realty Trust, Inc.	74,524	3,028,655
Industrial Logistics Properties Trust	43,409	920,705
Monmouth Real Estate Investment Corp. Class A	62,478	1,082,744
Prologis (REIT), Inc.	405,106	41,806,939
QTS Realty Trust, Inc. Class A	34,947	2,275,050
Rexford Industrial Realty, Inc.	69,246	3,388,899
Terreno Realty Corp.	41,310	2,337,320
		62,119,616

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		649,080,602

Real Estate Management & Development - 4.6%
Diversified Real Estate Activities - 0.3%
Five Point Holdings LLC Class A (b)	41,194	259,522
Tejon Ranch Co. (b)	14,966	238,408
The RMR Group, Inc.	10,364	382,224
The St. Joe Co.	25,311	1,126,340
		2,006,494
Real Estate Development - 0.3%
Forestar Group, Inc. (b)	16,775	360,495
Howard Hughes Corp. (b)	23,908	2,060,152
		2,420,647
Real Estate Operating Companies - 0.2%
Kennedy-Wilson Holdings, Inc.	71,375	1,226,936
Real Estate Services - 3.8%
Altisource Portfolio Solutions SA (b)	8,011	81,151
CBRE Group, Inc. (b)	190,463	11,614,434
Cushman & Wakefield PLC (b)	69,352	993,814
eXp World Holdings, Inc. (b)	19,614	2,090,656
Jones Lang LaSalle, Inc. (b)	29,873	4,367,731
Marcus & Millichap, Inc. (b)	13,826	494,003
Newmark Group, Inc.	99,608	673,350
RE/MAX Holdings, Inc.	13,200	478,104
Realogy Holdings Corp. (b)	76,766	1,090,077
Redfin Corp. (b)	55,464	3,949,591
		25,832,911

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		31,486,988

TOTAL COMMON STOCKS
(Cost $629,290,560)		680,567,590

Money Market Funds - 0.3%
Fidelity Cash Central Fund 0.09% (c)	1,264,624	1,264,877
Fidelity Securities Lending Cash Central Fund 0.09% (c)(d)	775,555	775,632
TOTAL MONEY MARKET FUNDS
(Cost $2,040,509)		2,040,509
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $631,331,069)		682,608,099
NET OTHER ASSETS (LIABILITIES) - 0.0%		(317,120)
NET ASSETS - 100%		$682,290,979

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	8	March 2021	$1,868,560	$21,084	$21,084

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,288
Fidelity Securities Lending Cash Central Fund	37,137
Total	$38,425

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$680,567,590	$680,567,590	$--	$--
Money Market Funds	2,040,509	2,040,509	--	--
Total Investments in Securities:	$682,608,099	$682,608,099	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$21,084	$21,084	$--	$--
Total Assets	$21,084	$21,084	$--	$--
Total Derivative Instruments:	$21,084	$21,084	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$21,084	$0
Total Equity Risk	21,084	0
Total Value of Derivatives	$21,084	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $610,236) — See accompanying schedule: Unaffiliated issuers (cost $629,290,560)	$680,567,590
Fidelity Central Funds (cost $2,040,509)	2,040,509
Total Investment in Securities (cost $631,331,069)		$682,608,099
Segregated cash with brokers for derivative instruments		108,000
Cash		12,940
Receivable for fund shares sold		223,536
Dividends receivable		640,989
Distributions receivable from Fidelity Central Funds		8,548
Prepaid expenses		220
Receivable from investment adviser for expense reductions		27,161
Total assets		683,629,493
Liabilities
Payable for fund shares redeemed	$449,975
Accrued management fee	39,194
Payable for daily variation margin on futures contracts	37,600
Other payables and accrued expenses	35,695
Collateral on securities loaned	776,050
Total liabilities		1,338,514
Net Assets		$682,290,979
Net Assets consist of:
Paid in capital		$648,023,456
Total accumulated earnings (loss)		34,267,523
Net Assets		$682,290,979
Net Asset Value, offering price and redemption price per share ($682,290,979 ÷ 65,758,223 shares)		$10.38

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$9,018,307
Income from Fidelity Central Funds (including $37,137 from security lending)		38,425
Total income		9,056,732
Expenses
Management fee	$224,549
Custodian fees and expenses	11,058
Independent trustees' fees and expenses	877
Registration fees	31,096
Audit	27,686
Legal	786
Interest	461
Miscellaneous	987
Total expenses before reductions	297,500
Expense reductions	(72,539)
Total expenses after reductions		224,961
Net investment income (loss)		8,831,771
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,840,646
Futures contracts	925,997
Total net realized gain (loss)		15,766,643
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	41,101,401
Futures contracts	14,863
Total change in net unrealized appreciation (depreciation)		41,116,264
Net gain (loss)		56,882,907
Net increase (decrease) in net assets resulting from operations		$65,714,678

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,831,771	$4,650,213
Net realized gain (loss)	15,766,643	(27,111,980)
Change in net unrealized appreciation (depreciation)	41,116,264	8,169,553
Net increase (decrease) in net assets resulting from operations	65,714,678	(14,292,214)
Distributions to shareholders	(16,639,895)	(3,402,434)
Share transactions
Proceeds from sales of shares	120,696,117	565,703,735
Reinvestment of distributions	16,637,676	3,402,425
Cost of shares redeemed	(76,945,352)	(83,279,953)
Net increase (decrease) in net assets resulting from share transactions	60,388,441	485,826,207
Total increase (decrease) in net assets	109,463,224	468,131,559
Net Assets
Beginning of period	572,827,755	104,696,196
End of period	$682,290,979	$572,827,755
Other Information
Shares
Sold	12,611,908	59,600,408
Issued in reinvestment of distributions	1,649,514	289,184
Redeemed	(7,762,389)	(9,440,066)
Net increase (decrease)	6,499,033	50,449,526

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Real Estate Index Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$9.67	$11.88	$11.11	$11.08	$12.05	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.36	.37	.33	.28	.06
Net realized and unrealized gain (loss)	.83	(2.20)	.79	.08	(.96)	2.08
Total from investment operations	.97	(1.84)	1.16	.41	(.68)	2.14
Distributions from net investment income	(.26)	(.30)	(.37)	(.33)	(.24)	(.09)
Distributions from net realized gain	–	(.07)	(.02)	(.05)	(.05)	–
Total distributions	(.26)	(.37)	(.39)	(.38)	(.29)	(.09)
Net asset value, end of period	$10.38	$9.67	$11.88	$11.11	$11.08	$12.05
Total ReturnC,D	10.11%	(16.04)%	10.79%	3.87%	(5.60)%	21.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	.09%G	.16%	.15%	.15%	.15%	.77%G
Expenses net of fee waivers, if any	.07%G	.07%	.07%	.07%	.09%	.09%G
Expenses net of all reductions	.07%G	.07%	.07%	.07%	.09%	.09%G
Net investment income (loss)	2.76%G	3.52%	3.31%	3.11%	2.55%	1.06%G
Supplemental Data
Net assets, end of period (000 omitted)	$682,291	$572,828	$104,696	$95,437	$98,222	$105,295
Portfolio turnover rateH	91%G	82%	9%	8%	6%	1%I

 A For the period February 2, 2016 (commencement of operations) to July 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021

1. Organization.

Fidelity SAI Real Estate Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2021, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$60,452,120
Gross unrealized depreciation	(10,374,922)
Net unrealized appreciation (depreciation)	$50,077,198
Tax cost	$632,551,985

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,180,283)
Long-term	(13,838,874)
Total capital loss carryforward	$(15,019,157)

Due to large redemptions in a prior period, $12,380,505 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $70,663 per year.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Real Estate Index Fund	348,989,959	286,520,803

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .07% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Real Estate Index Fund	Borrower	$6,239,000.33%		$461

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity SAI Real Estate Index Fund	$605

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Real Estate Index Fund	$4,715	$2,130	$–

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .07% of average net assets. This reimbursement will remain in place through November 30, 2021. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $72,539.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Small Mid Cap Fund was the owner of record of approximately 11% of the total outstanding shares of the Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity SAI Real Estate Index Fund	.07%
Actual		$1,000.00	$1,101.10	$.37
Hypothetical-C		$1,000.00	$1,024.85	$.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Real Estate Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's and Geode's investments in business continuity planning, and their success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one- and three-year periods. Due to the characteristics of the fund, no peer group performance information was considered by the Board. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity SAI Real Estate Index Fund

The Board considered that effective July 1, 2016, the fund's management fee rate was reduced from 0.12% to 0.07%. The Board considered that the chart below reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire period.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

At its September 2020 meeting, the Board also approved an amendment to the fund's sub-advisory agreement with Geode (effective October 1, 2020) that lowered the sub-advisory fee rate that FMR pays to Geode.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2019.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.07% through November 30, 2021.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SV8-SANN-0321
1.9870988.104

Fidelity® SAI U.S. Momentum Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

January 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

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Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2021

% of fund's net assets
Apple, Inc.	5.2
Amazon.com, Inc.	4.9
Tesla, Inc.	4.8
NVIDIA Corp.	4.5
Microsoft Corp.	4.2
23.6

Top Five Market Sectors as of January 31, 2021

% of fund's net assets
Information Technology	40.2
Consumer Discretionary	16.5
Health Care	15.0
Communication Services	13.9
Industrials	6.2

Asset Allocation (% of fund's net assets)

As of January 31, 2021*
Stocks and Equity Futures	100.0%

 * Foreign investments - 1.5%

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 13.9%
Entertainment - 3.8%
Activision Blizzard, Inc.	135,234	$12,306,294
Electronic Arts, Inc.	29,080	4,164,256
Netflix, Inc. (a)	66,305	35,300,119
Roku, Inc. Class A (a)	24,636	9,584,143
Take-Two Interactive Software, Inc. (a)	20,662	4,141,698
The Walt Disney Co.	98,363	16,541,706
		82,038,216
Interactive Media & Services - 8.5%
Alphabet, Inc.:
Class A (a)	30,429	55,604,737
Class C (a)	30,666	56,294,803
Facebook, Inc. Class A (a)	126,656	32,719,044
InterActiveCorp (a)	22,461	4,715,687
Match Group, Inc. (a)	24,892	3,481,395
Pinterest, Inc. Class A (a)	173,155	11,862,849
Snap, Inc. Class A (a)	188,347	9,971,090
Twitter, Inc. (a)	38,201	1,930,297
Zillow Group, Inc.:
Class A (a)	8,628	1,196,876
Class C (a)(b)	41,613	5,428,832
		183,205,610
Media - 0.8%
Altice U.S.A., Inc. Class A (a)	11,358	404,004
Cable One, Inc.	185	370,000
Charter Communications, Inc. Class A (a)	25,313	15,379,166
Liberty Broadband Corp. Class C (a)	5,115	747,046
News Corp. Class A	28,573	554,316
		17,454,532
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc.	128,771	16,235,448

TOTAL COMMUNICATION SERVICES		298,933,806

CONSUMER DISCRETIONARY - 16.5%
Auto Components - 0.1%
Aptiv PLC	10,657	1,423,775
Automobiles - 4.9%
General Motors Co.	42,521	2,154,964
Tesla, Inc. (a)	129,321	102,620,093
		104,775,057
Distributors - 0.1%
Pool Corp.	5,991	2,121,892
Hotels, Restaurants & Leisure - 0.4%
Chipotle Mexican Grill, Inc. (a)	1,707	2,526,360
Domino's Pizza, Inc.	4,338	1,608,357
Starbucks Corp.	49,994	4,839,919
		8,974,636
Household Durables - 0.1%
D.R. Horton, Inc.	13,536	1,039,565
Lennar Corp. Class A	9,163	761,903
PulteGroup, Inc.	7,290	317,115
Whirlpool Corp.	6,423	1,188,833
		3,307,416
Internet & Direct Marketing Retail - 6.7%
Amazon.com, Inc. (a)	32,601	104,525,326
Chewy, Inc. (a)(b)	16,457	1,675,652
eBay, Inc.	82,475	4,660,662
Etsy, Inc. (a)	20,635	4,108,222
MercadoLibre, Inc. (a)	13,660	24,308,107
Wayfair LLC Class A (a)	17,341	4,722,301
		144,000,270
Leisure Products - 0.6%
Peloton Interactive, Inc. Class A (a)	91,851	13,422,187
Multiline Retail - 1.1%
Dollar General Corp.	40,011	7,786,541
Target Corp.	91,151	16,513,827
		24,300,368
Specialty Retail - 1.0%
Best Buy Co., Inc.	32,070	3,489,857
Carvana Co. Class A (a)	9,428	2,462,499
Lowe's Companies, Inc.	78,190	13,046,002
Tractor Supply Co.	18,365	2,603,055
		21,601,413
Textiles, Apparel & Luxury Goods - 1.5%
lululemon athletica, Inc. (a)	23,976	7,880,432
NIKE, Inc. Class B	184,641	24,666,191
		32,546,623

TOTAL CONSUMER DISCRETIONARY		356,473,637

CONSUMER STAPLES - 2.7%
Beverages - 0.3%
Brown-Forman Corp. Class B (non-vtg.)	13,918	997,503
Monster Beverage Corp. (a)	71,089	6,172,658
		7,170,161
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	79,182	27,906,112
Kroger Co.	58,119	2,005,106
Walmart, Inc.	72,110	10,130,734
		40,041,952
Food Products - 0.1%
Bunge Ltd.	11,521	753,934
Hormel Foods Corp.	17,229	807,351
McCormick & Co., Inc. (non-vtg.)	14,184	1,270,035
		2,831,320
Household Products - 0.3%
Church & Dwight Co., Inc.	16,345	1,380,008
Clorox Co.	20,577	4,310,058
		5,690,066
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	8,940	2,115,651

TOTAL CONSUMER STAPLES		57,849,150

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cabot Oil & Gas Corp.	19,610	359,451
FINANCIALS - 2.2%
Banks - 0.1%
SVB Financial Group (a)	4,211	1,843,492
Capital Markets - 2.0%
BlackRock, Inc. Class A	25,725	18,039,914
FactSet Research Systems, Inc.	3,157	954,487
Invesco Ltd.	15,058	310,044
KKR & Co. LP	10,307	401,458
MarketAxess Holdings, Inc.	5,113	2,764,906
Moody's Corp.	13,202	3,515,165
MSCI, Inc.	18,644	7,369,973
NASDAQ, Inc.	5,682	768,604
S&P Global, Inc.	25,614	8,119,638
		42,244,189
Insurance - 0.1%
Arthur J. Gallagher & Co.	15,026	1,734,151
Brown & Brown, Inc.	18,435	794,364
Erie Indemnity Co. Class A	3,561	865,679
		3,394,194

TOTAL FINANCIALS		47,481,875

HEALTH CARE - 15.0%
Biotechnology - 3.0%
AbbVie, Inc.	99,160	10,161,917
Alnylam Pharmaceuticals, Inc. (a)	6,376	959,460
Amgen, Inc.	46,037	11,114,713
BioMarin Pharmaceutical, Inc. (a)	7,882	652,472
Incyte Corp. (a)	5,623	504,664
Moderna, Inc. (a)	128,752	22,294,696
Neurocrine Biosciences, Inc. (a)	2,558	280,741
Regeneron Pharmaceuticals, Inc. (a)	17,789	8,962,810
Sarepta Therapeutics, Inc. (a)	3,174	283,756
Seagen, Inc. (a)	19,408	3,188,152
Vertex Pharmaceuticals, Inc. (a)	24,625	5,641,095
		64,044,476
Health Care Equipment & Supplies - 4.6%
Abbott Laboratories	101,433	12,536,104
Abiomed, Inc. (a)	3,011	1,048,581
Align Technology, Inc. (a)	14,288	7,506,629
Danaher Corp.	172,762	41,089,714
DexCom, Inc. (a)	12,534	4,698,370
Hologic, Inc. (a)	28,153	2,244,639
IDEXX Laboratories, Inc. (a)	21,326	10,208,330
Insulet Corp. (a)	5,065	1,353,267
Masimo Corp. (a)	9,738	2,492,149
Novocure Ltd. (a)	14,383	2,315,088
ResMed, Inc.	14,213	2,864,914
STERIS PLC	3,489	652,827
Varian Medical Systems, Inc. (a)	12,771	2,242,204
West Pharmaceutical Services, Inc.	24,684	7,392,611
		98,645,427
Health Care Providers & Services - 1.3%
AmerisourceBergen Corp.	4,188	436,390
DaVita HealthCare Partners, Inc. (a)	10,307	1,209,733
HCA Holdings, Inc.	10,701	1,738,698
Humana, Inc.	10,098	3,868,645
Molina Healthcare, Inc. (a)	2,175	464,602
UnitedHealth Group, Inc.	65,276	21,774,768
		29,492,836
Health Care Technology - 0.7%
Teladoc Health, Inc. (a)(b)	20,033	5,285,306
Veeva Systems, Inc. Class A (a)	36,300	10,034,772
		15,320,078
Life Sciences Tools & Services - 3.7%
10X Genomics, Inc. (a)	12,722	2,177,370
Agilent Technologies, Inc.	67,621	8,126,016
Avantor, Inc. (a)	85,609	2,524,609
Bio-Rad Laboratories, Inc. Class A (a)	4,646	2,665,735
Mettler-Toledo International, Inc. (a)	5,408	6,317,085
PerkinElmer, Inc.	27,727	4,077,810
PPD, Inc.	4,764	153,210
Thermo Fisher Scientific, Inc.	105,136	53,587,819
		79,629,654
Pharmaceuticals - 1.7%
Catalent, Inc. (a)	37,497	4,314,030
Eli Lilly & Co.	49,054	10,201,760
Horizon Therapeutics PLC (a)	25,375	1,839,180
Johnson & Johnson	58,790	9,590,413
Zoetis, Inc. Class A	65,130	10,046,303
		35,991,686

TOTAL HEALTH CARE		323,124,157

INDUSTRIALS - 6.2%
Air Freight & Logistics - 1.9%
C.H. Robinson Worldwide, Inc.	7,830	669,935
FedEx Corp.	68,269	16,066,426
United Parcel Service, Inc. Class B	160,697	24,908,035
		41,644,396
Building Products - 0.7%
Carrier Global Corp.	192,724	7,419,874
Fortune Brands Home & Security, Inc.	9,805	845,681
Masco Corp.	14,625	794,284
Trane Technologies PLC	39,607	5,677,663
		14,737,502
Commercial Services & Supplies - 0.3%
Cintas Corp.	6,118	1,946,258
Copart, Inc. (a)	19,910	2,185,123
Rollins, Inc.	64,580	2,326,172
		6,457,553
Electrical Equipment - 0.5%
Eaton Corp. PLC	20,652	2,430,740
Generac Holdings, Inc. (a)	15,211	3,748,295
Rockwell Automation, Inc.	10,160	2,525,065
Sunrun, Inc. (a)	38,238	2,648,746
		11,352,846
Industrial Conglomerates - 0.3%
Honeywell International, Inc.	28,232	5,515,686
Machinery - 1.2%
Cummins, Inc.	18,213	4,269,491
Deere & Co.	50,929	14,708,295
Illinois Tool Works, Inc.	21,478	4,171,242
Ingersoll Rand, Inc. (a)	32,658	1,366,411
Xylem, Inc.	14,617	1,411,856
		25,927,295
Professional Services - 0.6%
CoStar Group, Inc. (a)	7,813	7,029,434
IHS Markit Ltd.	42,800	3,727,024
Verisk Analytics, Inc.	4,037	740,790
		11,497,248
Road & Rail - 0.5%
AMERCO	417	192,837
J.B. Hunt Transport Services, Inc.	2,711	365,063
Kansas City Southern	13,253	2,685,986
Old Dominion Freight Lines, Inc.	18,224	3,535,456
Uber Technologies, Inc. (a)	91,448	4,657,447
		11,436,789
Trading Companies & Distributors - 0.2%
Fastenal Co.	76,753	3,499,169
United Rentals, Inc. (a)	3,981	967,423
		4,466,592

TOTAL INDUSTRIALS		133,035,907

INFORMATION TECHNOLOGY - 40.2%
Electronic Equipment & Components - 0.3%
Cognex Corp.	12,644	1,038,452
Corning, Inc.	29,598	1,061,680
TE Connectivity Ltd.	13,085	1,575,434
Trimble, Inc. (a)	20,098	1,324,659
Zebra Technologies Corp. Class A (a)	3,843	1,490,431
		6,490,656
IT Services - 7.0%
Akamai Technologies, Inc. (a)	10,209	1,133,505
Black Knight, Inc. (a)	19,873	1,623,425
Cognizant Technology Solutions Corp. Class A	17,597	1,371,686
EPAM Systems, Inc. (a)	14,006	4,824,087
Jack Henry & Associates, Inc.	2,677	387,603
MasterCard, Inc. Class A	20,037	6,337,503
MongoDB, Inc. Class A (a)	11,407	4,216,141
Okta, Inc. (a)	25,563	6,621,073
PayPal Holdings, Inc. (a)	360,811	84,541,625
Square, Inc. (a)	123,501	26,671,276
Twilio, Inc. Class A (a)	37,222	13,378,703
		151,106,627
Semiconductors & Semiconductor Equipment - 10.7%
Advanced Micro Devices, Inc. (a)	325,994	27,918,126
Applied Materials, Inc.	79,467	7,682,870
Broadcom, Inc.	9,751	4,392,826
Enphase Energy, Inc. (a)	30,008	5,471,959
KLA Corp.	5,016	1,404,831
Lam Research Corp.	15,994	7,740,296
Marvell Technology Group Ltd.	148,089	7,620,660
Maxim Integrated Products, Inc.	24,001	2,105,128
Micron Technology, Inc. (a)	58,948	4,613,860
Monolithic Power Systems, Inc.	6,940	2,465,713
NVIDIA Corp.	185,686	96,480,589
NXP Semiconductors NV	24,734	3,969,065
ON Semiconductor Corp. (a)	13,499	465,581
Qorvo, Inc. (a)	23,728	4,054,641
Qualcomm, Inc.	226,363	35,376,010
Skyworks Solutions, Inc.	29,366	4,970,196
SolarEdge Technologies, Inc. (a)	9,919	2,859,945
Teradyne, Inc.	32,794	3,721,463
Texas Instruments, Inc.	32,752	5,426,679
Xilinx, Inc.	20,964	2,737,269
		231,477,707
Software - 16.9%
Adobe, Inc. (a)	117,918	54,097,241
ANSYS, Inc. (a)	16,708	5,920,814
Autodesk, Inc. (a)	42,691	11,843,764
Avalara, Inc. (a)	22,846	3,426,900
Cadence Design Systems, Inc. (a)	77,397	10,091,795
Ceridian HCM Holding, Inc. (a)	10,783	1,001,849
Citrix Systems, Inc.	9,666	1,288,574
Cloudflare, Inc. (a)	40,397	3,096,834
Coupa Software, Inc. (a)	17,656	5,471,065
Crowdstrike Holdings, Inc. (a)	58,129	12,544,238
Datadog, Inc. Class A (a)	53,620	5,509,455
DocuSign, Inc. (a)	75,692	17,627,910
Dynatrace, Inc. (a)	21,856	907,243
Fortinet, Inc. (a)	9,373	1,356,742
HubSpot, Inc. (a)	7,569	2,817,182
Microsoft Corp.	395,189	91,668,040
NortonLifeLock, Inc.	37,866	797,837
Palo Alto Networks, Inc. (a)	4,833	1,695,175
Paycom Software, Inc. (a)	6,016	2,284,516
PTC, Inc. (a)	5,052	671,461
RingCentral, Inc. (a)	10,234	3,816,463
Salesforce.com, Inc. (a)	160,533	36,209,823
ServiceNow, Inc. (a)	50,936	27,666,398
Slack Technologies, Inc. Class A (a)	29,436	1,241,316
Splunk, Inc. (a)	20,076	3,313,142
Synopsys, Inc. (a)	39,664	10,132,169
The Trade Desk, Inc. (a)	8,840	6,771,352
Tyler Technologies, Inc. (a)	7,875	3,329,471
Zendesk, Inc. (a)	16,154	2,330,053
Zoom Video Communications, Inc. Class A (a)	78,302	29,133,825
Zscaler, Inc. (a)	32,397	6,469,681
		364,532,328
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	854,385	112,744,643
Dell Technologies, Inc. (a)	13,799	1,005,809
		113,750,452

TOTAL INFORMATION TECHNOLOGY		867,357,770

MATERIALS - 1.4%
Chemicals - 0.4%
Air Products & Chemicals, Inc.	13,624	3,634,338
Albemarle Corp. U.S.	16,163	2,629,074
Corteva, Inc.	24,281	967,841
PPG Industries, Inc.	7,355	990,792
Sherwin-Williams Co.	2,166	1,498,439
The Mosaic Co.	11,653	302,512
		10,022,996
Containers & Packaging - 0.2%
Ball Corp.	36,387	3,202,784
Crown Holdings, Inc. (a)	5,812	523,952
		3,726,736
Metals & Mining - 0.8%
Freeport-McMoRan, Inc.	378,775	10,192,835
Newmont Corp.	119,012	7,093,115
		17,285,950

TOTAL MATERIALS		31,035,682

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	13,365	3,038,666
Crown Castle International Corp.	12,269	1,953,961
Digital Realty Trust, Inc.	18,466	2,658,181
Equinix, Inc.	8,926	6,604,883
SBA Communications Corp. Class A	3,861	1,037,335
		15,293,026
UTILITIES - 1.0%
Electric Utilities - 0.9%
NextEra Energy, Inc.	238,830	19,314,182
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	53,465	1,304,011
Water Utilities - 0.0%
American Water Works Co., Inc.	4,265	678,220

TOTAL UTILITIES		21,296,413

TOTAL COMMON STOCKS
(Cost $1,520,376,931)		2,152,240,874

Money Market Funds - 0.2%
Fidelity Cash Central Fund 0.09% (c)	2,728,765	2,729,311
Fidelity Securities Lending Cash Central Fund 0.09% (c)(d)	1,753,076	1,753,251
TOTAL MONEY MARKET FUNDS
(Cost $4,482,562)		4,482,562
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,524,859,493)		2,156,723,436
NET OTHER ASSETS (LIABILITIES) - 0.0%		527,281
NET ASSETS - 100%		$2,157,250,717

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	27	March 2021	$5,002,020	$17,817	$17,817

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,961
Fidelity Securities Lending Cash Central Fund	3,783
Total	$7,744

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$298,933,806	$298,933,806	$--	$--
Consumer Discretionary	356,473,637	356,473,637	--	--
Consumer Staples	57,849,150	57,849,150	--	--
Energy	359,451	359,451	--	--
Financials	47,481,875	47,481,875	--	--
Health Care	323,124,157	323,124,157	--	--
Industrials	133,035,907	133,035,907	--	--
Information Technology	867,357,770	867,357,770	--	--
Materials	31,035,682	31,035,682	--	--
Real Estate	15,293,026	15,293,026	--	--
Utilities	21,296,413	21,296,413	--	--
Money Market Funds	4,482,562	4,482,562	--	--
Total Investments in Securities:	$2,156,723,436	$2,156,723,436	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$17,817	$17,817	$--	$--
Total Assets	$17,817	$17,817	$--	$--
Total Derivative Instruments:	$17,817	$17,817	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$17,817	$0
Total Equity Risk	17,817	0
Total Value of Derivatives	$17,817	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,708,316) — See accompanying schedule: Unaffiliated issuers (cost $1,520,376,931)	$2,152,240,874
Fidelity Central Funds (cost $4,482,562)	4,482,562
Total Investment in Securities (cost $1,524,859,493)		$2,156,723,436
Segregated cash with brokers for derivative instruments		187,000
Receivable for investments sold		176,238,247
Receivable for fund shares sold		350,368
Dividends receivable		572,978
Distributions receivable from Fidelity Central Funds		1,115
Prepaid expenses		1,465
Total assets		2,334,074,609
Liabilities
Payable for investments purchased	$173,242,859
Payable for fund shares redeemed	1,518,791
Accrued management fee	182,329
Payable for daily variation margin on futures contracts	63,849
Other payables and accrued expenses	53,198
Collateral on securities loaned	1,762,866
Total liabilities		176,823,892
Net Assets		$2,157,250,717
Net Assets consist of:
Paid in capital		$1,431,794,919
Total accumulated earnings (loss)		725,455,798
Net Assets		$2,157,250,717
Net Asset Value, offering price and redemption price per share ($2,157,250,717 ÷ 127,580,725 shares)		$16.91

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$7,789,831
Income from Fidelity Central Funds (including $3,783 from security lending)		7,744
Total income		7,797,575
Expenses
Management fee	$1,027,131
Custodian fees and expenses	22,706
Independent trustees' fees and expenses	3,043
Registration fees	29,225
Audit	27,427
Legal	5,445
Interest	1,819
Miscellaneous	3,658
Total expenses before reductions	1,120,454
Expense reductions	(12)
Total expenses after reductions		1,120,442
Net investment income (loss)		6,677,133
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	122,325,679
Fidelity Central Funds	(175)
Futures contracts	1,045,187
Total net realized gain (loss)		123,370,691
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	204,019,936
Fidelity Central Funds	(72)
Futures contracts	(110,354)
Total change in net unrealized appreciation (depreciation)		203,909,510
Net gain (loss)		327,280,201
Net increase (decrease) in net assets resulting from operations		$333,957,334

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,677,133	$39,104,562
Net realized gain (loss)	123,370,691	259,357,435
Change in net unrealized appreciation (depreciation)	203,909,510	(77,686,467)
Net increase (decrease) in net assets resulting from operations	333,957,334	220,775,530
Distributions to shareholders	(185,281,787)	(74,889,307)
Share transactions
Proceeds from sales of shares	541,826,982	671,359,872
Reinvestment of distributions	177,412,411	61,020,034
Cost of shares redeemed	(509,051,350)	(2,735,369,594)
Net increase (decrease) in net assets resulting from share transactions	210,188,043	(2,002,989,688)
Total increase (decrease) in net assets	358,863,590	(1,857,103,465)
Net Assets
Beginning of period	1,798,387,127	3,655,490,592
End of period	$2,157,250,717	$1,798,387,127
Other Information
Shares
Sold	33,780,451	49,727,677
Issued in reinvestment of distributions	11,959,109	4,423,533
Redeemed	(32,441,581)	(205,333,165)
Net increase (decrease)	13,297,979	(151,181,955)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI U.S. Momentum Index Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$15.74	$13.77	$13.31	$10.98	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.19	.20	.15	.07
Net realized and unrealized gain (loss)	2.57	2.07	.71C	2.29	.91
Total from investment operations	2.62	2.26	.91	2.44	.98
Distributions from net investment income	(.18)	(.22)	(.12)	(.06)	–
Distributions from net realized gain	(1.27)	(.08)	(.33)	(.04)	–
Total distributions	(1.45)	(.29)D	(.45)	(.11)D	–
Net asset value, end of period	$16.91	$15.74	$13.77	$13.31	$10.98
Total ReturnE,F	18.04%	16.76%	6.94%C	22.33%	9.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	.11%I	.11%	.21%	.23%	.35%I
Expenses net of fee waivers, if any	.11%I	.11%	.15%	.15%	.15%I
Expenses net of all reductions	.11%I	.11%	.15%	.15%	.15%I
Net investment income (loss)	.65%I	1.36%	1.54%	1.19%	1.40%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,157,251	$1,798,387	$3,655,491	$2,512,747	$744,177
Portfolio turnover rateJ	115%I	163%	161%	153%	47%K

 A For the period February 9, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 6.91%.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021

1. Organization.

Fidelity SAI U.S. Momentum Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$639,044,837
Gross unrealized depreciation	(11,844,966)
Net unrealized appreciation (depreciation)	$627,199,871
Tax cost	$1,529,541,382

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities transactions are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI U.S. Momentum Index Fund	1,188,852,257	1,155,742,026

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI U.S. Momentum Index Fund	Borrower	$14,029,857.33%		$1,819

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity SAI U.S. Momentum Index Fund	$2,009

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI U.S. Momentum Index Fund	$748	$–	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $12.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Fidelity U.S. Total Stock Fund were the owners of record of approximately 52% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 53% of the total outstanding shares of the Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity SAI U.S. Momentum Index Fund	.11%
Actual		$1,000.00	$1,180.40	$.60
Hypothetical-C		$1,000.00	$1,024.65	$.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI U.S. Momentum Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's and Geode's investments in business continuity planning, and their success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and its benchmark index for the most recent one-year period. Due to the characteristics of the fund, no peer group performance information was considered by the Board. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity SAI U.S. Momentum Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for 2019. The Board considered that the Total Mapped Group is dominated by non-factor based index funds (including Fidelity funds) with lower management fees than the fund. The Board further considered that Fidelity believes the management fee is reasonable and that the total expense ratio for the fund ranks below median.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2019.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.15% through November 30, 2021.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SY1-SANN-0321
1.9878818.103

Fidelity® SAI U.S. Value Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

January 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2021

% of fund's net assets
Intel Corp.	3.9
Exxon Mobil Corp.	3.6
Bank of America Corp.	3.5
AT&T, Inc.	3.5
Cisco Systems, Inc.	3.4
17.9

Top Five Market Sectors as of January 31, 2021

% of fund's net assets
Health Care	19.6
Information Technology	18.5
Financials	18.3
Communication Services	11.1
Energy	10.1

Asset Allocation (% of fund's net assets)

As of January 31, 2021 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 2.5%

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 11.1%
Diversified Telecommunication Services - 7.3%
AT&T, Inc.	3,014,183	$86,296,059
Liberty Global PLC Class A (a)	228,476	5,515,411
Lumen Technologies, Inc.	460,142	5,696,558
Verizon Communications, Inc.	1,519,958	83,217,701
		180,725,729
Media - 3.8%
Comcast Corp. Class A	999,104	49,525,585
Discovery Communications, Inc. Class A (a)(b)	194,503	8,056,314
DISH Network Corp. Class A (a)	115,235	3,344,120
Fox Corp. Class A	228,395	7,121,356
Interpublic Group of Companies, Inc.	181,842	4,376,937
Nexstar Broadcasting Group, Inc. Class A	20,481	2,328,075
Omnicom Group, Inc.	100,178	6,249,104
ViacomCBS, Inc. Class B	268,204	13,007,894
		94,009,385

TOTAL COMMUNICATION SERVICES		274,735,114

CONSUMER DISCRETIONARY - 7.2%
Auto Components - 0.4%
BorgWarner, Inc.	113,963	4,785,306
Lear Corp.	24,270	3,658,945
		8,444,251
Automobiles - 2.2%
Ford Motor Co.	1,820,518	19,170,055
General Motors Co.	586,806	29,739,328
Harley-Davidson, Inc.	71,391	2,862,065
Thor Industries, Inc. (b)	25,777	3,119,275
		54,890,723
Distributors - 0.2%
LKQ Corp. (a)	130,539	4,580,614
Household Durables - 1.8%
D.R. Horton, Inc.	154,521	11,867,213
Lennar Corp. Class A	133,948	11,137,776
Mohawk Industries, Inc. (a)	27,868	4,001,845
Newell Brands, Inc.	175,958	4,226,511
PulteGroup, Inc.	124,971	5,436,239
Toll Brothers, Inc.	53,450	2,731,295
Whirlpool Corp.	29,145	5,394,448
		44,795,327
Internet & Direct Marketing Retail - 0.9%
Amazon.com, Inc. (a)	6,361	20,394,638
Qurate Retail, Inc. Series A	180,265	2,271,339
		22,665,977
Leisure Products - 0.3%
Brunswick Corp.	36,506	3,156,309
Polaris, Inc.	27,022	3,152,657
		6,308,966
Multiline Retail - 0.1%
Kohl's Corp.	73,426	3,235,150
Specialty Retail - 1.0%
AutoNation, Inc. (a)	27,364	1,950,506
Best Buy Co., Inc.	107,388	11,685,962
Foot Locker, Inc.	48,553	2,127,592
L Brands, Inc.	108,865	4,437,337
Williams-Sonoma, Inc.	35,696	4,601,928
		24,803,325
Textiles, Apparel & Luxury Goods - 0.3%
Carter's, Inc.	20,283	1,785,715
Hanesbrands, Inc.	162,094	2,478,417
PVH Corp.	33,115	2,823,385
		7,087,517

TOTAL CONSUMER DISCRETIONARY		176,811,850

CONSUMER STAPLES - 4.3%
Beverages - 0.2%
Molson Coors Beverage Co. Class B	87,665	4,397,276
Food & Staples Retailing - 1.2%
Kroger Co.	360,740	12,445,530
Walgreens Boots Alliance, Inc.	334,841	16,825,760
		29,271,290
Food Products - 1.5%
Conagra Brands, Inc.	227,607	7,875,202
Ingredion, Inc.	31,163	2,351,872
Nomad Foods Ltd. (a)	71,239	1,788,099
The J.M. Smucker Co.	53,156	6,187,890
The Kraft Heinz Co.	301,890	10,116,334
Tyson Foods, Inc. Class A	137,031	8,812,464
		37,131,861
Tobacco - 1.4%
Altria Group, Inc.	865,809	35,567,434

TOTAL CONSUMER STAPLES		106,367,861

ENERGY - 10.1%
Energy Equipment & Services - 0.9%
Baker Hughes Co. Class A	319,560	6,419,960
Schlumberger Ltd.	617,198	13,707,968
TechnipFMC PLC	196,412	2,099,644
		22,227,572
Oil, Gas & Consumable Fuels - 9.2%
Chevron Corp.	864,898	73,689,310
ConocoPhillips Co.	476,864	19,088,866
EOG Resources, Inc.	271,799	13,850,877
Exxon Mobil Corp.	1,969,786	88,325,204
Kinder Morgan, Inc.	907,023	12,770,884
Pioneer Natural Resources Co.	73,044	8,831,020
The Williams Companies, Inc.	565,407	12,003,591
		228,559,752

TOTAL ENERGY		250,787,324

FINANCIALS - 18.3%
Banks - 8.6%
Bank of America Corp.	2,920,323	86,587,577
Citigroup, Inc.	969,928	56,246,125
Citizens Financial Group, Inc.	199,031	7,252,690
Comerica, Inc.	61,862	3,538,506
East West Bancorp, Inc.	62,936	3,772,384
Fifth Third Bancorp	331,993	9,604,557
First Horizon National Corp.	258,649	3,592,635
KeyCorp	455,085	7,672,733
M&T Bank Corp.	59,785	7,919,719
Peoples United Financial, Inc.	197,815	2,702,153
Popular, Inc.	39,185	2,223,749
Prosperity Bancshares, Inc.	43,109	2,907,271
Regions Financial Corp.	427,081	7,264,648
Signature Bank	23,823	3,935,321
Synovus Financial Corp.	68,784	2,558,765
Valley National Bancorp (b)	187,641	1,915,815
Zions Bancorp NA	72,932	3,219,218
		212,913,866
Capital Markets - 5.0%
Bank of New York Mellon Corp.	379,794	15,127,195
Franklin Resources, Inc.	126,974	3,338,146
Goldman Sachs Group, Inc.	160,290	43,465,839
Invesco Ltd.	175,527	3,614,101
Morgan Stanley	665,853	44,645,444
State Street Corp.	164,363	11,505,410
Stifel Financial Corp.	45,857	2,376,310
		124,072,445
Consumer Finance - 0.4%
Ally Financial, Inc.	174,279	6,594,717
SLM Corp.	174,536	2,422,560
		9,017,277
Diversified Financial Services - 0.1%
Jefferies Financial Group, Inc.	96,270	2,247,905
Insurance - 3.8%
AFLAC, Inc.	304,397	13,752,656
Allstate Corp.	141,657	15,182,797
Arch Capital Group Ltd. (a)	189,204	5,942,898
Athene Holding Ltd. (a)	57,913	2,368,063
Everest Re Group Ltd.	18,623	3,930,943
First American Financial Corp.	51,986	2,718,348
FNF Group	136,848	4,967,582
Hartford Financial Services Group, Inc.	166,963	8,017,563
Kemper Corp.	28,581	2,010,673
Lincoln National Corp.	84,691	3,852,594
MetLife, Inc.	356,422	17,161,719
Principal Financial Group, Inc.	119,094	5,867,761
Reinsurance Group of America, Inc.	31,663	3,326,198
RenaissanceRe Holdings Ltd.	23,678	3,562,118
Unum Group	94,745	2,200,926
		94,862,839
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.	132,471	2,485,156
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd. (b)	52,303	2,187,834
MGIC Investment Corp.	157,352	1,844,165
New York Community Bancorp, Inc.	215,765	2,256,902
		6,288,901

TOTAL FINANCIALS		451,888,389

HEALTH CARE - 19.6%
Biotechnology - 6.5%
AbbVie, Inc.	804,911	82,487,279
Alexion Pharmaceuticals, Inc. (a)	101,960	15,633,527
Biogen, Inc. (a)	71,689	20,260,028
Gilead Sciences, Inc.	583,964	38,308,038
United Therapeutics Corp. (a)	20,711	3,392,876
		160,081,748
Health Care Providers & Services - 9.6%
Acadia Healthcare Co., Inc. (a)	41,366	2,096,429
AmerisourceBergen Corp.	65,345	6,808,949
Anthem, Inc.	115,866	34,409,885
Cardinal Health, Inc.	136,705	7,345,160
Centene Corp. (a)	270,121	16,288,296
Cigna Corp.	168,307	36,531,034
CVS Health Corp.	609,775	43,690,379
DaVita HealthCare Partners, Inc. (a)	33,463	3,927,552
HCA Holdings, Inc.	122,965	19,979,353
Humana, Inc.	61,656	23,621,030
Laboratory Corp. of America Holdings (a)	45,381	10,388,165
McKesson Corp.	74,801	13,050,530
Molina Healthcare, Inc. (a)	26,369	5,632,682
Quest Diagnostics, Inc.	62,790	8,109,329
Tenet Healthcare Corp. (a)	49,092	2,320,579
Universal Health Services, Inc. Class B	36,223	4,516,284
		238,715,636
Life Sciences Tools & Services - 0.2%
Bio-Rad Laboratories, Inc. Class A (a)	10,030	5,754,913
Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co.	1,052,730	64,669,204
Jazz Pharmaceuticals PLC (a)	25,963	4,037,247
Perrigo Co. PLC	63,545	2,713,372
Viatris, Inc. (a)	562,069	9,549,552
		80,969,375

TOTAL HEALTH CARE		485,521,672

INDUSTRIALS - 3.1%
Aerospace & Defense - 0.7%
General Dynamics Corp.	103,338	15,157,618
Huntington Ingalls Industries, Inc.	18,864	2,967,873
		18,125,491
Building Products - 0.2%
Owens Corning	50,462	3,915,851
Construction & Engineering - 0.4%
EMCOR Group, Inc.	25,556	2,256,595
MasTec, Inc. (a)	26,093	2,013,075
Quanta Services, Inc.	64,755	4,563,285
		8,832,955
Electrical Equipment - 0.3%
Acuity Brands, Inc.	17,122	2,058,749
nVent Electric PLC	79,019	1,768,445
Regal Beloit Corp.	18,099	2,271,063
		6,098,257
Machinery - 0.7%
Allison Transmission Holdings, Inc.	52,401	2,132,721
Oshkosh Corp.	30,265	2,771,971
Snap-On, Inc.	25,270	4,548,347
Timken Co.	31,571	2,388,662
Westinghouse Air Brake Co.	83,372	6,187,036
		18,028,737
Professional Services - 0.2%
Manpower, Inc.	26,773	2,367,804
Nielsen Holdings PLC	166,375	3,715,154
		6,082,958
Road & Rail - 0.1%
Knight-Swift Transportation Holdings, Inc. Class A	58,484	2,339,360
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	60,384	2,309,084
Air Lease Corp. Class A	49,717	1,970,285
United Rentals, Inc. (a)	33,619	8,169,753
		12,449,122

TOTAL INDUSTRIALS		75,872,731

INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 3.5%
Cisco Systems, Inc.	1,882,004	83,899,738
Juniper Networks, Inc.	153,680	3,752,866
		87,652,604
Electronic Equipment & Components - 0.3%
Arrow Electronics, Inc. (a)	35,222	3,438,724
Jabil, Inc.	62,677	2,592,947
		6,031,671
IT Services - 2.7%
Amdocs Ltd.	59,179	4,179,221
CACI International, Inc. Class A (a)	7,389	1,782,375
DXC Technology Co.	118,568	3,343,618
IBM Corp.	415,120	49,444,943
KBR, Inc.	66,233	1,924,069
Science Applications International Corp.	27,105	2,602,893
The Western Union Co.	191,606	4,267,066
		67,544,185
Semiconductors & Semiconductor Equipment - 5.5%
Intel Corp.	1,757,113	97,537,341
Micron Technology, Inc. (a)	493,931	38,659,979
		136,197,320
Software - 2.0%
j2 Global, Inc. (a)	19,907	2,043,254
Microsoft Corp.	176,735	40,995,451
VMware, Inc. Class A (a)(b)	38,017	5,240,643
		48,279,348
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	522,453	68,942,898
Dell Technologies, Inc. (a)	109,274	7,964,982
Hewlett Packard Enterprise Co.	599,731	7,400,681
HP, Inc.	639,905	15,575,288
NCR Corp. (a)	59,896	1,998,131
Western Digital Corp.	141,764	7,999,743
Xerox Holdings Corp.	77,975	1,639,814
		111,521,537

TOTAL INFORMATION TECHNOLOGY		457,226,665

MATERIALS - 5.4%
Chemicals - 3.0%
CF Industries Holdings, Inc.	99,695	4,125,379
Corteva, Inc.	347,089	13,834,968
Dow, Inc.	345,577	17,935,446
DuPont de Nemours, Inc. (b)	326,248	25,920,404
Eastman Chemical Co.	63,148	6,210,606
The Chemours Co. LLC	76,446	2,013,588
The Mosaic Co.	160,736	4,172,707
		74,213,098
Construction Materials - 0.1%
Eagle Materials, Inc.	19,443	2,139,313
Containers & Packaging - 0.7%
Berry Global Group, Inc. (a)	62,209	3,071,258
International Paper Co.	183,159	9,214,729
WestRock Co.	122,384	5,070,369
		17,356,356
Metals & Mining - 1.5%
Alcoa Corp. (a)	86,286	1,553,148
Newmont Corp.	374,274	22,306,730
Nucor Corp.	140,699	6,856,262
Reliance Steel & Aluminum Co.	29,721	3,450,014
Steel Dynamics, Inc.	93,152	3,192,319
		37,358,473
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	50,793	1,930,642

TOTAL MATERIALS		132,997,882

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Kimco Realty Corp.	201,540	3,327,425
UTILITIES - 2.0%
Electric Utilities - 1.6%
Evergy, Inc.	105,709	5,679,745
Exelon Corp.	454,494	18,888,771
NRG Energy, Inc.	113,807	4,712,748
OGE Energy Corp.	93,147	2,842,846
PG&E Corp. (a)	693,451	7,926,145
		40,050,255
Gas Utilities - 0.1%
UGI Corp.	97,113	3,495,097
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp.	227,890	4,550,963
Multi-Utilities - 0.1%
MDU Resources Group, Inc.	93,316	2,453,278

TOTAL UTILITIES		50,549,593

TOTAL COMMON STOCKS
(Cost $2,168,628,583)		2,466,086,506

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.09% (c)	3,054,098	3,054,709
Fidelity Securities Lending Cash Central Fund 0.09% (c)(d)	41,602,799	41,606,959
TOTAL MONEY MARKET FUNDS
(Cost $44,661,668)		44,661,668
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $2,213,290,251)		2,510,748,174
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(36,343,366)
NET ASSETS - 100%		$2,474,404,808

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	44	March 2021	$8,151,440	$74,248	$74,248

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,837
Fidelity Securities Lending Cash Central Fund	9,083
Total	$11,920

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$274,735,114	$274,735,114	$--	$--
Consumer Discretionary	176,811,850	176,811,850	--	--
Consumer Staples	106,367,861	106,367,861	--	--
Energy	250,787,324	250,787,324	--	--
Financials	451,888,389	451,888,389	--	--
Health Care	485,521,672	485,521,672	--	--
Industrials	75,872,731	75,872,731	--	--
Information Technology	457,226,665	457,226,665	--	--
Materials	132,997,882	132,997,882	--	--
Real Estate	3,327,425	3,327,425	--	--
Utilities	50,549,593	50,549,593	--	--
Money Market Funds	44,661,668	44,661,668	--	--
Total Investments in Securities:	$2,510,748,174	$2,510,748,174	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$74,248	$74,248	$--	$--
Total Assets	$74,248	$74,248	$--	$--
Total Derivative Instruments:	$74,248	$74,248	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$74,248	$0
Total Equity Risk	74,248	0
Total Value of Derivatives	$74,248	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $40,216,601) — See accompanying schedule: Unaffiliated issuers (cost $2,168,628,583)	$2,466,086,506
Fidelity Central Funds (cost $44,661,668)	44,661,668
Total Investment in Securities (cost $2,213,290,251)		$2,510,748,174
Segregated cash with brokers for derivative instruments		473,000
Receivable for fund shares sold		263,343
Dividends receivable		5,902,870
Distributions receivable from Fidelity Central Funds		2,552
Prepaid expenses		2,011
Other receivables		1
Total assets		2,517,391,951
Liabilities
Payable for fund shares redeemed	$967,593
Accrued management fee	214,985
Payable for daily variation margin on futures contracts	159,401
Other payables and accrued expenses	38,576
Collateral on securities loaned	41,606,588
Total liabilities		42,987,143
Net Assets		$2,474,404,808
Net Assets consist of:
Paid in capital		$2,353,771,296
Total accumulated earnings (loss)		120,633,512
Net Assets		$2,474,404,808
Net Asset Value, offering price and redemption price per share ($2,474,404,808 ÷ 241,856,563 shares)		$10.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$37,803,417
Interest		265
Income from Fidelity Central Funds (including $9,083 from security lending)		11,920
Total income		37,815,602
Expenses
Management fee	$1,181,768
Custodian fees and expenses	19,336
Independent trustees' fees and expenses	3,616
Registration fees	29,974
Audit	28,125
Legal	2,802
Interest	3,825
Miscellaneous	5,089
Total expenses		1,274,535
Net investment income (loss)		36,541,067
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(39,654,201)
Fidelity Central Funds	(459)
Futures contracts	1,653,217
Total net realized gain (loss)		(38,001,443)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	397,658,546
Fidelity Central Funds	(167)
Futures contracts	(401,348)
Total change in net unrealized appreciation (depreciation)		397,257,031
Net gain (loss)		359,255,588
Net increase (decrease) in net assets resulting from operations		$395,796,655

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,541,067	$61,622,376
Net realized gain (loss)	(38,001,443)	(89,124,858)
Change in net unrealized appreciation (depreciation)	397,257,031	(108,080,086)
Net increase (decrease) in net assets resulting from operations	395,796,655	(135,582,568)
Distributions to shareholders	(64,578,607)	(47,902,133)
Share transactions
Proceeds from sales of shares	347,466,397	1,249,352,947
Reinvestment of distributions	62,975,816	31,571,367
Cost of shares redeemed	(549,556,372)	(603,278,266)
Net increase (decrease) in net assets resulting from share transactions	(139,114,159)	677,646,048
Total increase (decrease) in net assets	192,103,889	494,161,347
Net Assets
Beginning of period	2,282,300,919	1,788,139,572
End of period	$2,474,404,808	$2,282,300,919
Other Information
Shares
Sold	36,277,500	144,603,376
Issued in reinvestment of distributions	6,773,175	3,017,446
Redeemed	(60,072,051)	(66,443,904)
Net increase (decrease)	(17,021,376)	81,176,918

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI U.S. Value Index Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$8.82	$10.06	$10.36	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.29	.25	.14
Net realized and unrealized gain (loss)	1.52	(1.27)	(.22)	.23
Total from investment operations	1.67	(.98)	.03	.37
Distributions from net investment income	(.26)	(.26)	(.19)	(.01)
Distributions from net realized gain	–	–	(.14)	–
Total distributions	(.26)	(.26)	(.33)	(.01)
Net asset value, end of period	$10.23	$8.82	$10.06	$10.36
Total ReturnC,D	19.20%	(10.13)%	.62%	3.67%
Ratios to Average Net AssetsE,F
Expenses before reductions	.11%G	.11%	.21%	.28%G
Expenses net of fee waivers, if any	.11%G	.11%	.15%	.15%G
Expenses net of all reductions	.11%G	.11%	.15%	.15%G
Net investment income (loss)	3.10%G	3.12%	2.61%	2.20%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,474,405	$2,282,301	$1,788,140	$1,958,157
Portfolio turnover rateH	83%G	82%	99%	113%G

 A For the period December 19, 2017 (commencement of operations) to July 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021

1. Organization.

Fidelity SAI U.S. Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$361,121,564
Gross unrealized depreciation	(124,498,201)
Net unrealized appreciation (depreciation)	$236,623,363
Tax cost	$2,274,199,059

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(24,456,537)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI U.S. Value Index Fund	956,959,804	1,119,523,659

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI U.S. Value Index Fund	Borrower	$20,049,381.33%		$3,825

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity SAI U.S. Value Index Fund	$2,373

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI U.S. Value Index Fund	$6,088	$–	$–

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Fidelity U.S. Total Stock Fund was the owner of record of approximately 71% of the total outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity SAI U.S. Value Index Fund	.11%
Actual		$1,000.00	$1,192.00	$.61
Hypothetical-C		$1,000.00	$1,024.65	$.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI U.S. Value Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's and Geode's investments in business continuity planning, and their success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and its benchmark index for the most recent one-year period. Due to the characteristics of the fund, no peer group performance information was considered by the Board. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity SAI U.S. Value Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for 2019. The Board considered that the Total Mapped Group is dominated by non-factor based index funds (including Fidelity funds) with lower management fees than the fund. The Board further considered that Fidelity believes the management fee is reasonable and that the total expense ratio for the fund ranks below median.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2019.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.15% through November 30, 2021.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

USV-SANN-0321
1.9885516.103

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 23, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 23, 2021